UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders for the period ended June 30, 2017. The report applies to the 5 Multimanager Lifestyle Portfolios.

John Hancock

Multimanager Lifestyle Portfolios

(formerly known as John Hancock Lifestyle Portfolios)

Semiannual report 6/30/17

A message to shareholders

Dear shareholder,

Global financial markets extended their run of positive performance in recent months, with particular strength coming from outside the United States. Overseas markets generally have been attracting investors with their lower valuations and improving corporate fundamentals, while monetary policy remains extremely accommodative. U.S. stocks also generated positive returns so far this year and have benefited from stronger-than-expected corporate earnings. Fixed-income results were more muted, although standout returns came from convertible securities and emerging-market bonds. Interest-rate sensitive bonds in the United States remain most vulnerable, as the U.S. Federal Reserve withdraws economic stimulus and follows through with interest rate increases as is expected.

Advancing the interests of fund shareholders

One of our primary goals is to advance the interests of our fund shareholders wherever possible. To that end, we recently announced our third round of expense reductions this year, targeting six mutual funds and two closed-end funds that together represent more than $6.9 billion in assets under management. Details can be found at jhinvestments.com.

Recently, we learned that fund researcher Morningstar, Inc. formally recognized our shareholder friendly initiatives by upgrading our parent pillar rating—a key component of the Morningstar Analyst Rating system—to positive, the highest possible rating. The firm evaluates select funds and their parent firms based on intensive research, including on-site due diligence. They focused on such factors as whether our portfolio managers invest meaningfully in the funds they manage, the quality of our risk management, our corporate culture, and our commitment to recognizing shareholder interests—in other words, how good we are as stewards of investor capital. We're pleased to be recognized by Morningstar in this way and to continue our work of furthering the interests of our fund shareholders.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

Table of contents

2	Multimanager Lifestyle Portfolios at a glance
5	Discussion of portfolio performance
9	Multimanager Lifestyle Aggressive Portfolio
10	Multimanager Lifestyle Growth Portfolio
11	Multimanager Lifestyle Balanced Portfolio
12	Multimanager Lifestyle Moderate Portfolio
13	Multimanager Lifestyle Conservative Portfolio
14	Your expenses
18	Portfolios' investments
23	Financial statements
28	Financial highlights
38	Notes to financial statements
59	Evaluation of advisory and subadvisory agreements
64	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       1

Multimanager Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The portfolios posted positive absolute returns and good relative performance

With the exception of Multimanager Lifestyle Conservative Portfolio, the Multimanager Lifestyle Portfolios finished ahead of their benchmarks and Morningstar peer group averages in the six-month period.

Stocks rallied, led by international markets and the growth style

Signs of improving economic growth contributed to a broad-based advance in global equities.

Bonds also delivered gains

The backdrop of moderate growth, stable U.S. Federal Reserve policy, and healthy investor sentiment fueled strength in both rate- and credit-sensitive segments of the fixed-income market.

PORTFOLIO ALLOCATION AS OF 6/30/17 (%)

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AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/17 (%)

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/17 (%)

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       4

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

"All five of the Multimanager Lifestyle Portfolios delivered positive absolute returns and outperformed their Morningstar peer group averages."

How did the global financial markets perform during the six months ended June 30, 2017?

The markets delivered strong gains across the major asset categories in the first half of the year, as signs of improving economic growth outside of the United States raised hopes for a broad-based recovery in the world economy. At the same time, it became clear that the expectations for rapidly accelerating domestic growth that followed the November 2016 elections had been far too optimistic. As a result, market participants grew increasingly confident that the U.S. Federal Reserve could maintain its gradual approach to raising interest rates rather than adopting a more aggressive posture.

These circumstances provided a boost to all segments of the global equity markets and led to three key departures from the trends that were in place in 2016.

First, the growth style outperformed value by a wide margin: the Russell 1000 Growth Index returned 13.99% in the first half of the year and finished well ahead of the 4.66% gain for the Russell 1000 Value Index (and the market as a whole, based on the 9.27% return of the Russell 1000 Index). The primary cause of this disparity was the substantial gains for a narrow group of fast-growing, mega-cap technology stocks, together with underperformance for value-oriented sectors such as energy, real estate, and telecommunication services. Second, the rally in tech giants contributed to sizable outperformance for the large-cap category relative to small caps, which rose 4.99% as measured by the Russell 2000 Index.

The third major change was the emergence of relative strength in non-U.S. equities. The developed-market MSCI EAFE Index and MSCI Emerging Markets Index returned 14.23% and 18.60%, respectively, outpacing the domestic indexes. Foreign stocks were boosted by the improvement in growth outside of the United States, as well as the increasing value of foreign currencies relative to the U.S. dollar.

The investment backdrop proved favorable for bonds, as well. The slow but steady expansion of the U.S. economy, together with mounting evidence that hoped-for fiscal stimulus will not be forthcoming in 2017, boosted U.S. Treasuries and other interest-rate sensitive market segments. Investment-grade corporate and high-yield bonds also performed very well thanks to the continued improvement in corporations' earnings and balance sheets, together with investors' robust demand for higher-risk, higher-yielding investments.

We believe the meaningful shift in performance trends in the first half of the year illustrates the benefit of holding diverse exposure across the full range of styles, capitalizations, and geographies rather than attempting to time the market.

How did the portfolios perform?

All five of the Multimanager Lifestyle Portfolios delivered positive absolute returns and outperformed their Morningstar peer group averages, while four of the five exceeded the return of their benchmarks. The portfolios' globally diversified approach to investing was a key reason for their robust showing in the first half of the year. We saw a potential opportunity overseas, given that the long period

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       5

of outperformance for U.S. equities had caused valuations to become more attractive outside of the United States. In addition, we have held the view that select non-U.S. markets, particularly in Europe, were several years behind the United States in terms of their growth recovery. We anticipated that non-U.S. assets would begin to play catch-up as the recovery gained momentum, a thesis we witnessed playing out in the first half of 2017. Whether this evolves into a sustained period of outperformance for non-U.S. stocks will only be known with the benefit of hindsight, but we believe a focus on valuation and fundamentals, combined with strategic allocations with a globally diversified portfolio, can provide better risk-adjusted returns over the long term.

How were the portfolios positioned as of the end of the period?

Within the context of our long-term strategy, we continue to favor stocks over bonds based on our belief that they offer a superior risk/return profile. Bond yields remain low both on an absolute basis and relative to their own history, yet the commentary from the major global central banks indicates that they are moving toward tighter monetary policies. We therefore have kept a below-average weighting in bonds, with a preference for credit-sensitive investments over those more dependent on the direction of interest rates.

With regard to equities, we see an increased likelihood of near-term volatility given the extent of the recent rally; however, we don't anticipate a more meaningful sell-off since bear markets rarely occur absent a recession. Seeing a low probability of growth turning negative, we think that equities remain a more compelling option than bonds. We continue to hold sizable allocations to U.S. assets, but with an increasing bias toward international stocks due to their improving fundamentals and attractive valuations. We maintained a steady overall approach within the equity allocation, although we did decide to reduce exposure to technology stocks in the dedicated sector portfolio. With the tech sector having performed so well in recent months, we believed it was prudent to take some profits.

Overall, we maintained an emphasis on value, fundamentals, and diversification as the cornerstones of our strategy.

Why did the name of the portfolios change?

Effective February 1, 2017, John Hancock Lifestyle Portfolios were renamed John Hancock Multimanager Lifestyle Portfolios. The move was made to better reflect the focus on our multimanager approach.

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

The portfolio's Class A shares returned 11.55%, excluding sales charges, and its custom blended benchmark rose 10.58%. The funds in Morningstar's allocation 85%+ equity category averaged a gain of 9.36%. The bulk of the portfolio's outperformance stemmed from the strong showing of its underlying managers. Asset allocation was also a modest contributor during the period.

At the manager level, a number of our individual positions added value. Mid Cap Stock Fund (Wellington), Technical Opportunities Fund (Wellington), and Blue Chip Growth Fund (T. Rowe Price) were significant contributors in domestic equities. International Growth Fund (Wellington), International Small Cap Fund (Franklin Templeton) and International Growth Opportunities Fund (Baillie Gifford) helped performance in the international space. However, International Value Fund (Templeton) and Mid Value Fund (T. Rowe Price) were among a handful of detractors. International Growth Opportunities Fund was liquidated and no longer held as of the end of the period.

In terms of asset allocation, an overweight position in international small-cap stocks—which benefited from improving overseas growth and elevated investor risk appetites—was additive. An underweight in domestic mid caps was a further plus. Conversely, an allocation to natural resource stocks, which lagged the broader market due to the downturn in oil prices, detracted from performance within the dedicated sector portfolio. The portfolio's alternative allocation also detracted at a time of strong returns for equities, but we believe it remains an essential element of longer-term diversification.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       6

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

The portfolio's Class A shares returned 9.75%, excluding sales charges, and its custom blended benchmark rose 8.99%. The funds in Morningstar's allocation 70%-85% equity category averaged a gain of 7.78%. The bulk of the portfolio's outperformance stemmed from the strong showing of its underlying managers. Asset allocation was also a modest contributor in the period.

At the manager level, a number of our individual positions added value. Mid Cap Stock Fund (Wellington), Technical Opportunities Fund (Wellington), and Blue Chip Growth Fund (T. Rowe Price) were significant contributors in domestic equities. International Growth Fund (Wellington), International Small Cap Fund (Franklin Templeton) and International Growth Opportunities Fund (Baillie Gifford) helped performance in the international space; however, International Value Fund (Templeton) and Mid Value Fund (T. Rowe Price) were among a handful of detractors. International Growth Opportunities Fund was liquidated and no longer held as of the end of the period.

In terms of asset allocation, an overweight position in international small-cap stocks—which benefited from improving overseas growth and elevated investor risk appetites— was additive. An underweight in domestic mid caps was a further plus. Conversely, an allocation to natural resource stocks, which lagged the broader market due to the downturn in oil prices, detracted from performance within the dedicated sector portfolio. The portfolio's absolute return allocation also detracted at a time of strong returns for equities, but we believe it remains an essential element of longer-term diversification.

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

The portfolio's Class A shares returned 7.88%, excluding sales charges, and its custom blended benchmark rose 7.42%. The funds in Morningstar's allocation 50%-70% equity category averaged a gain of 6.30%. The bulk of the portfolio's outperformance stemmed from the strong showing of its underlying managers. Asset allocation was a modest detractor.

At the manager level, a number of our individual positions added value. Mid Cap Stock Fund (Wellington), Technical Opportunities Fund (Wellington), and Blue Chip Growth Fund (T. Rowe Price) were contributors in domestic equities, while International Growth Fund (Wellington), International Small Cap Fund (Franklin Templeton) and International Growth Opportunities Fund (Baillie Gifford) helped performance in the international space; however, International Value Fund (Templeton) and Mid Value Fund (T. Rowe Price) were among a handful of detractors. International Growth Opportunities Fund was liquidated and no longer held as of the end of the period.

In terms of asset allocation, an overweight position in international small-cap stocks—which benefited from improving overseas growth and elevated investor risk appetites— was additive. An underweight in domestic mid caps was a further plus. Conversely, an allocation to natural resource stocks, which lagged the broader market due to the downturn in oil prices, detracted from performance within the dedicated sector portfolio. The portfolio's absolute return allocation also detracted somewhat at a time of strong returns for equities, but we believe it remains an essential element of longer-term diversification.

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

The portfolio's Class A shares returned 5.89%, excluding sales charges, and its custom blended benchmark rose 5.86%. The funds in Morningstar's allocation 30%-50% equity category averaged a gain of 4.90%. The bulk of the portfolio's outperformance stemmed from the strong showing of its underlying managers. Asset allocation was a detractor.

At the manager level, a number of our individual positions added value. Mid Cap Stock Fund (Wellington), and Blue Chip Growth Fund (T. Rowe Price) were contributors in domestic equities. International Growth Fund (Wellington), International Small Cap Fund (Franklin Templeton) and International Growth Opportunities Fund (Baillie Gifford) helped performance in the international space. International Value Fund (Templeton) and Mid Value Fund (T. Rowe Price) were among the detractors. Active Bond Fund (JHAM) and Total Return Fund (PIMCO) contributed positively in the fixed-income portfolio, but Floating Rate Income Fund (WAMCO) and Short

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       7

Duration Credit Opportunities Fund (Stone Harbor) detracted. International Growth Opportunities Fund was liquidated and no longer held as of the end of the period.

In terms of asset allocation, an overweight position in international small-cap stocks—which benefited from improving overseas growth and elevated investor risk appetites— was additive. An underweight in domestic mid caps was a further plus. Conversely, an allocation to natural resource stocks, which lagged the broader market due to the downturn in oil prices, detracted from performance within the dedicated sector portfolio. On the fixed-income side, we benefited from having a tilt toward credit-oriented investments over those with more sensitivity to interest-rate movements. An allocation to emerging-market bonds, which outpaced the U.S. market, also contributed positively; however, we lost some relative performance by being overweight in loans and underweight in high yield, as well as having an allocation to Treasury Inflation-Protected Securities.

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

The portfolio's Class A shares returned 4.26%, excluding sales charges, and its custom blended benchmark rose 4.32%. The funds in Morningstar's allocation 15%-30% equity category averaged a gain of 3.51%. The portfolio benefited from the strong relative performance of its underlying managers, while asset allocation detracted.

At the manager level, a significant number of our individual positions added value. Bond Fund (JHAM), Emerging Market Debt Fund (JHAM) and Total Return Fund (PIMCO) were key contributors in fixed income, though Floating Rate Income Fund (WAMCO) and Short Duration Credit Opportunities Fund (Stone Harbor) detracted. On the equity side, notable contributors included Enduring Assets Fund (Wellington), Mid Cap Stock Fund (Wellington), and Fundamental Global Franchise Fund (JHAM).

In terms of asset allocation, we benefited from having a tilt toward credit-oriented investments over those with more sensitivity to interest-rate movements. An allocation to emerging-market bonds, which outpaced the U.S. market, also contributed positively; however, we lost some relative performance by being overweight in loans and underweight in high yield, as well as having an allocation to Treasury Inflation-Protected Securities. In equities, a small allocation to natural resources stocks—which lagged the broader market due to the downturn in oil prices—detracted from performance within the dedicated sector portfolio.

The portfolios' performance depends on the subadvisors' ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Events in U.S. and global financial markets may at times result in unusually high market volatility. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, including hedging and other strategic transactions, may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the portfolios' prospectus.

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       8

Multimanager Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends), a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	88.6
U.S. Large Cap	31.8
International Large Cap	13.8
U.S. Mid Cap	9.1
International Strategic Equity Allocation	8.3
Emerging Markets	7.7
U.S. Strategic Equity Allocation	6.7
U.S. Small Cap	4.7
International Small Cap	4.0
Global Large Cap	1.3
Large Blend	1.2
Alternative and specialty	11.4
Currency	0.9
Technical Opportunities	2.7
Financial Industries	1.8
Science & Technology	1.6
Natural Resources	1.4
Global Focused Strategies	1.1
Real Estate	1.0
Health Sciences	0.5
Seaport	0.4

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	13.18	13.26	17.32	19.50	18.69	18.95	18.86	19.35	19.62	19.72	19.53	17.90	20.83	19.34
5 year	9.66	9.68	10.01	10.53	10.32	10.68	10.44	10.86	11.12	11.28	11.21	14.63	9.18	12.54
10 year	3.48	3.37	3.27	3.61	3.62	3.38	3.70	4.05	4.34	3.58	4.46	7.18	1.50	5.61
Cumulative returns
6 months	6.00	6.19	10.25	11.72	11.40	11.48	11.51	11.66	11.78	11.79	11.74	9.34	14.23	10.58
5 year	58.55	58.71	61.15	65.00	63.44	66.07	64.28	67.41	69.42	70.65	70.10	97.92	55.12	80.56
10 year	40.74	39.28	37.90	42.58	42.70	39.47	43.82	48.72	52.94	42.17	54.72	100.08	16.09	72.64

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.43	2.13	2.13	1.12	1.77	1.52	1.67	1.37	1.07	1.02	1.06
Net (%)	1.41	2.13	2.13	1.12	1.77	1.52	1.67	1.27	1.07	1.02	1.06

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       9

Multimanager Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	74.0
U.S. Large Cap	26.3
International Large Cap	11.7
International Strategic Equity Allocation	7.1
U.S. Mid Cap	7.1
U.S. Strategic Equity Allocation	5.7
Emerging Markets	5.0
International Small Cap	3.1
U.S. Small Cap	3.1
Multi-Sector Bond	2.3
Global Large Cap	1.3
Large Blend	1.3
Fixed income	14.9
Intermediate Bond	4.5
Multi-Sector Bond	3.2
Global Bond	2.7
Bank Loan	2.0
Treasury Inflation-Protected Securities	1.5
High Yield Bond	1.0
Alternative and specialty	11.1
Technical Opportunities	2.0
Global Absolute Return Strategies	2.0
Currency	1.6
Financial Industries	1.5
Science & Technology	1.4
Natural Resources	1.1
Real Estate	1.0
Seaport	0.3
Health Sciences	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	10.21	10.17	14.19	16.35	15.56	15.85	15.75	16.18	16.46	16.46	16.41	16.48	17.90	-0.31	15.73
5 year	8.48	8.51	8.80	9.38	9.20	9.47	9.30	9.73	9.96	10.05	10.00	10.07	14.63	2.21	10.68
10 year	3.98	3.90	3.77	4.15	4.17	3.95	4.25	4.61	4.88	4.43	4.95	5.01	7.18	4.48	5.72
Cumulative returns
6 months	4.24	4.31	8.32	9.94	9.58	9.67	9.63	9.83	9.95	9.93	9.93	10.01	9.34	2.27	8.99
5 year	50.20	50.46	52.46	56.59	55.28	57.24	55.98	59.05	60.77	61.43	61.06	61.53	97.92	11.57	66.11
10 year	47.76	46.59	44.77	50.16	50.40	47.29	51.58	56.98	60.99	54.26	62.17	63.08	100.08	54.97	74.35

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	2.08	1.07	1.72	1.47	1.62	1.32	1.02	0.97	1.01	0.96
Net (%)	1.36	2.08	2.08	1.07	1.72	1.47	1.62	1.22	1.02	0.97	1.01	0.96

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       10

Multimanager Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	58.5
U.S. Large Cap	20.5
International Large Cap	8.5
Multi-Sector Bond	5.1
U.S. Strategic Equity Allocation	5.1
U.S. Mid Cap	4.9
International Strategic Equity Allocation	4.6
Emerging Markets	3.1
U.S. Small Cap	2.2
International Small Cap	1.9
Global Large Cap	1.3
Large Blend	1.3
Fixed income	32.1
Intermediate Bond	11.3
Multi-Sector Bond	7.0
Global Bond	4.7
Bank Loan	4.3
Treasury Inflation-Protected Securities	2.7
High Yield Bond	2.1
Alternative and specialty	9.4
Global Absolute Return Strategies	2.1
Currency	1.8
Financial Industries	1.2
Technical Opportunities	1.2
Science & Technology	1.1
Real Estate	1.0
Natural Resources	0.7
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	6.97	6.85	10.84	12.96	12.22	12.50	12.37	12.81	13.01	13.08	13.03	13.08	17.90	-0.31	12.22
5 year	6.74	6.74	7.06	7.63	7.43	7.72	7.56	8.00	8.20	8.28	8.23	8.30	14.63	2.21	8.81
10 year	4.00	3.91	3.79	4.18	4.13	3.96	4.28	4.65	4.90	4.44	4.96	5.02	7.18	4.48	5.72
Cumulative returns
6 months	2.51	2.45	6.44	8.01	7.66	7.79	7.69	7.97	8.06	8.07	7.97	8.07	9.34	2.27	7.42
5 year	38.55	38.54	40.62	44.41	43.10	45.02	43.96	46.94	48.32	48.86	48.51	48.97	97.92	11.57	52.54
10 year	48.02	46.72	45.09	50.59	49.91	47.47	52.00	57.50	61.41	54.42	62.27	63.17	100.08	54.97	74.47

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.35	2.05	2.05	1.04	1.69	1.44	1.59	1.29	0.99	0.94	0.97	0.92
Net (%)	1.33	2.05	2.05	1.04	1.69	1.44	1.59	1.19	0.99	0.94	0.97	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       11

Multimanager Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	42.7
U.S. Large Cap	13.9
International Large Cap	6.0
Multi-Sector Bond	6.0
U.S. Strategic Equity Allocation	3.6
International Strategic Equity Allocation	3.6
U.S. Mid Cap	3.0
Emerging Markets	1.7
Large Blend	1.3
Global Large Cap	1.3
U.S. Small Cap	1.2
International Small Cap	1.1
Fixed income	50.7
Intermediate Bond	22.7
Multi-Sector Bond	8.4
Global Bond	7.4
Bank Loan	5.6
Treasury Inflation-Protected Securities	4.0
High Yield Bond	2.6
Alternative and specialty	6.6
Global Absolute Return Strategies	2.3
Currency	2.0
Real Estate	1.0
Enduring Assets	0.5
Natural Resources	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	3.38	3.05	7.04	9.17	8.48	8.73	8.56	9.01	9.21	9.30	9.23	9.29	17.90	-0.31	8.79
5 year	4.95	4.94	5.28	5.88	5.61	5.92	5.71	6.14	6.34	6.48	6.45	6.49	14.63	2.21	6.93
10 year	4.10	3.98	3.88	4.31	4.21	4.06	4.30	4.65	4.94	4.13	5.06	5.11	7.18	4.48	5.63
Cumulative returns
6 months	0.60	0.61	4.52	6.07	5.81	5.86	5.78	6.07	6.09	6.13	6.10	6.13	9.34	2.27	5.86
5 year	27.33	27.25	29.33	33.07	31.37	33.30	32.01	34.72	35.97	36.86	36.68	36.96	97.92	11.57	39.82
10 year	49.46	47.77	46.32	52.50	51.10	48.84	52.28	57.58	61.94	49.89	63.79	64.59	100.08	54.97	73.01

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.30	2.00	2.00	0.99	1.64	1.39	1.54	1.24	0.94	0.89	0.93	0.88
Net (%)	1.28	2.00	2.00	0.99	1.64	1.39	1.54	1.14	0.94	0.89	0.93	0.88

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       12

Multimanager Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	23.4
Multi-Sector Bond	6.8
U.S. Large Cap	5.5
International Large Cap	3.0
International Strategic Equity Allocation	2.5
U.S. Strategic Equity Allocation	1.5
U.S. Mid Cap	1.2
Global Large Cap	0.9
Emerging Markets	0.8
Large Blend	0.8
U.S. Small Cap	0.4
Fixed income	66.8
Intermediate Bond	30.3
Multi-Sector Bond	9.3
Global Bond	9.0
Bank Loan	6.0
Treasury Inflation-Protected Securities	5.9
Short-Term Bond	4.0
High Yield Bond	2.3
Alternative and specialty	9.8
Global Absolute Return Strategies	3.4
Currency	3.0
Enduring Assets	1.7
Real Estate	1.2
Natural Resources	0.3
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-17 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	0.01	-0.44	3.56	5.63	4.95	5.19	5.12	5.39	5.67	5.75	5.70	17.90	-0.31	5.45
5 year	3.12	3.08	3.45	4.05	3.75	4.08	3.89	4.26	4.51	4.63	4.58	14.63	2.21	5.05
10 year	3.95	3.86	3.75	4.19	4.06	3.91	4.18	4.49	4.80	3.85	4.92	7.18	4.48	5.45
Cumulative returns
6 months	-0.93	-1.11	2.82	4.42	4.08	4.12	4.17	4.26	4.45	4.48	4.38	9.34	2.27	4.32
5 year	16.60	16.39	18.46	21.93	20.20	22.14	21.05	23.17	24.67	25.41	25.08	97.92	11.57	27.93
10 year	47.38	46.03	44.50	50.81	48.93	46.80	50.65	55.17	59.83	45.89	61.62	100.08	54.97	70.03

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	1.97	1.97	0.96	1.61	1.36	1.51	1.21	0.91	0.86	0.89
Net (%)	1.25	1.97	1.97	0.96	1.61	1.36	1.51	1.11	0.91	0.86	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       13

Your expenses

As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       14

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during period[1] 1-1-2017-6-30-2017	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual	$1,000.00	$1,115.50	$2.52	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class B	Actual	1,000.00	1,111.90	6.23	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class C	Actual	1,000.00	1,112.50	6.23	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class I	Actual	1,000.00	1,117.20	0.89	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,114.00	4.30	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual	1,000.00	1,114.80	3.04	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%
Class R3	Actual	1,000.00	1,115.10	3.78	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Class R4	Actual	1,000.00	1,116.60	1.68	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Class R5	Actual	1,000.00	1,117.80	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%
Class R6	Actual	1,000.00	1,117.90	0.37	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Class 1	Actual	1,000.00	1,117.40	0.63	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Multimanager Lifestyle Growth Portfolio
Class A	Actual	$1,000.00	$1,097.50	$2.50	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class B	Actual	1,000.00	1,093.10	6.18	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class C	Actual	1,000.00	1,093.20	6.18	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class I	Actual	1,000.00	1,099.40	0.88	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,095.80	4.26	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual	1,000.00	1,096.70	3.02	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%
Class R3	Actual	1,000.00	1,096.30	3.74	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Class R4	Actual	1,000.00	1,098.30	1.66	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Class R5	Actual	1,000.00	1,099.50	0.68	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%
Class R6	Actual	1,000.00	1,099.30	0.36	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Class 1	Actual	1,000.00	1,099.30	0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Class 5	Actual	1,000.00	1,100.10	0.36	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       15

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during period[1] 1-1-2017-6-30-2017	Annualized expense ratio[2]
Multimanager Lifestyle Balanced Portfolio
Class A	Actual	$1,000.00	$1,078.80	$2.47	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class B	Actual	1,000.00	1,074.50	6.12	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class C	Actual	1,000.00	1,074.40	6.12	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class I	Actual	1,000.00	1,080.10	0.93	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%
Class R1	Actual	1,000.00	1,076.60	4.27	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class R2	Actual	1,000.00	1,077.90	2.94	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
Class R3	Actual	1,000.00	1,076.90	3.76	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Class R4	Actual	1,000.00	1,079.70	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual	1,000.00	1,080.60	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Class R6	Actual	1,000.00	1,080.70	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%
Class 1	Actual	1,000.00	1,079.70	0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Class 5	Actual	1,000.00	1,080.70	0.36	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Multimanager Lifestyle Moderate Portfolio
Class A	Actual	$1,000.00	$1,058.90	$2.50	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Class B	Actual	1,000.00	1,056.10	6.12	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class C	Actual	1,000.00	1,055.20	6.11	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class I	Actual	1,000.00	1,060.70	0.97	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Class R1	Actual	1,000.00	1,058.10	4.24	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class R2	Actual	1,000.00	1,058.60	2.96	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%
Class R3	Actual	1,000.00	1,057.80	3.83	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R4	Actual	1,000.00	1,060.70	1.69	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual	1,000.00	1,060.90	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Class R6	Actual	1,000.00	1,061.30	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%
Class 1	Actual	1,000.00	1,061.00	0.66	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%
Class 5	Actual	1,000.00	1,061.30	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       16

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 1-1-2017	Ending account value 6-30-2017	Expenses paid during period[1] 1-1-2017-6-30-2017	Annualized expense ratio[2]
Multimanager Lifestyle Conservative Portfolio
Class A	Actual	$1,000.00	$1,042.60	$2.53	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class B	Actual	1,000.00	1,038.90	6.12	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Class C	Actual	1,000.00	1,038.20	6.11	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Class I	Actual	1,000.00	1,044.20	0.96	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Class R1	Actual	1,000.00	1,040.80	4.25	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class R2	Actual	1,000.00	1,041.20	3.04	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Class R3	Actual	1,000.00	1,041.70	3.59	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Class R4	Actual	1,000.00	1,042.60	1.77	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual	1,000.00	1,044.50	0.76	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual	1,000.00	1,044.80	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual	1,000.00	1,043.80	0.71	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
[2]	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
6-30-17	0.54%-3.50%	0.41%-3.50%	0.41%-3.50%	0.41%-3.50%	0.41%-3.50%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       17

Portfolios’ investments

INVESTMENT COMPANIES
Underlying Funds’ Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisors, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO
As of 6-30-17 (unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 88.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	4,453,191	$163,832,891
Capital Appreciation, Class NAV (Jennison)	9,186,469	158,466,594
Capital Appreciation Value, Class NAV (T. Rowe Price)	14,819,777	178,726,505
Disciplined Value, Class NAV (Boston Partners)	8,224,186	169,911,684
Emerging Markets, Class NAV (DFA)	14,208,997	152,888,804
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	14,569,365	153,561,107
Equity Income, Class NAV (T. Rowe Price)	10,860,863	217,977,522
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	3,938,075	53,360,910
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	3,582,703	181,428,065
Global Equity, Class NAV (JHAM) (B)(C)	5,934,215	71,269,921
Global Shareholder Yield, Class NAV (Epoch)	4,004,439	44,689,540
Greater China Opportunities, Class NAV (JHAM) (B)(C)	652,277	14,089,191
International Growth, Class NAV (Wellington)	3,585,171	88,517,882
International Growth Stock, Class NAV (Invesco)	9,802,433	133,019,019
International Small Cap, Class NAV (Franklin Templeton)	4,098,092	83,846,966
International Small Company, Class NAV (DFA)	7,075,693	83,846,966
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	30,526,808	345,868,733
International Value, Class NAV (Templeton)	12,050,553	200,641,702
International Value Equity, Class NAV (JHAM) (B)(C)	9,957,450	83,742,157
Mid Cap Stock, Class NAV (Wellington)	8,740,644	189,934,196
Mid Value, Class NAV (T. Rowe Price)	8,315,032	132,791,055
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,051,213	29,265,779
Small Cap Core, Class NAV (JHAM) (B)(C)	2,229,972	29,346,438
Small Cap Growth, Class NAV (Wellington) (D)	3,758,484	34,465,295
Small Cap Value, Class NAV (Wellington)	1,974,065	41,277,699
Small Company Growth, Class NAV (Invesco)	1,731,055	34,465,295
Small Company Value, Class NAV (T. Rowe Price)	945,336	27,433,657
Strategic Growth, Class NAV (JHAM) (B)(C)	8,920,643	159,857,931
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	24,771,390	281,402,995
Value, Class NAV (Invesco)	4,965,448	57,003,341
Value Equity, Class NAV (Barrow Hanley)	8,087,986	97,136,710
Alternative and specialty - 11.4%
Absolute Return Currency, Class NAV (First Quadrant) (D)	3,677,016	37,358,478
Financial Industries, Class NAV (JHAM) (B)(C)	3,681,189	73,366,095
Global Focused Strategies, Class NAV (Standard Life)	4,723,532	46,479,559
Global Real Estate, Class NAV (Deutsche)	2,189,047	20,795,946
Health Sciences, Class NAV (T. Rowe Price)	4,288,124	20,840,281
Natural Resources, Class NAV (Jennison)	5,410,145	58,429,566
Real Estate Equity, Class NAV (T. Rowe Price)	2,022,122	20,746,967

18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV (T. Rowe Price/Allianz)	5,086,539	$65,921,548
Seaport, Class NAV (Wellington)	1,787,020	20,961,741
Technical Opportunities, Class NAV (Wellington)	8,633,098	111,194,308
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,175,564,601)		$4,170,161,039
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.8844% (E)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003

Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,175,565,604) - 100.0%		$4,170,162,042

Other assets and liabilities, net - 0.0%		(193,845)

TOTAL NET ASSETS - 100.0%		$4,169,968,197

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO
As of 6-30-17 (unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 74.0%
Blue Chip Growth, Class NAV (T. Rowe Price)	11,093,767	$408,139,671
Capital Appreciation, Class NAV (Jennison)	22,843,551	394,051,250
Capital Appreciation Value, Class NAV (T. Rowe Price)	46,390,603	559,470,673
Disciplined Value, Class NAV (Boston Partners)	20,463,479	422,775,482
Emerging Markets, Class NAV (DFA)	29,858,224	321,274,489
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	30,619,309	322,727,518
Equity Income, Class NAV (T. Rowe Price)	27,083,354	543,562,905
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	12,373,603	167,662,315
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	8,224,393	416,483,252
Global Equity, Class NAV (JHAM) (B)(C)	18,676,191	224,301,049
Global Shareholder Yield, Class NAV (Epoch)	14,971,583	167,082,864
International Growth, Class NAV (Wellington)	9,603,967	237,121,950
International Growth Stock, Class NAV (Invesco)	26,371,710	357,864,105
International Small Cap, Class NAV (Franklin Templeton)	9,689,993	198,257,260
International Small Company, Class NAV (DFA)	16,730,570	198,257,260
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	80,116,438	907,719,243
International Value, Class NAV (Templeton)	27,243,148	453,598,413
International Value Equity, Class NAV (JHAM) (B)(C)	26,920,724	226,403,291
Mid Cap Stock, Class NAV (Wellington)	21,030,718	456,997,512
Mid Value, Class NAV (T. Rowe Price)	19,740,231	315,251,485
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,334,856	65,002,380
	Shares	Value
Equity - (continued)
Small Cap Core, Class NAV (JHAM) (B)(C)	4,926,771	$64,836,312
Small Cap Growth, Class NAV (Wellington) (D)	7,256,415	66,541,326
Small Cap Value, Class NAV (Wellington)	3,746,249	78,334,062
Small Company Growth, Class NAV (Invesco)	3,356,225	66,822,447
Small Company Value, Class NAV (T. Rowe Price)	1,822,058	52,876,110
Strategic Growth, Class NAV (JHAM) (B)(C)	22,241,768	398,572,483
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	27,525,384	298,099,909
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	66,034,974	750,157,306
Value, Class NAV (Invesco)	11,785,578	135,298,431
Value Equity, Class NAV (Barrow Hanley)	20,115,558	241,587,847
Fixed income - 14.9%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	7,947,806	76,855,287
Bond, Class NAV (JHAM) (B)(C)	17,167,667	273,480,942
Core Bond, Class NAV (Wells Capital)	7,250,266	93,963,442
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	16,593,319	159,627,730
Floating Rate Income, Class NAV (WAMCO)	29,970,619	254,450,559
Global Bond, Class NAV (PIMCO)	3,115,303	38,629,760
Global Income, Class NAV (Stone Harbor)	5,943,589	56,166,912
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	7,366,136	67,400,144
High Yield, Class NAV (JHAM) (B)(C)*	17,001,031	59,843,628
High Yield, Class NAV (WAMCO)	3,718,864	30,308,739
Real Return Bond, Class NAV (PIMCO)	17,199,307	189,364,372
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	20,278,450	196,700,970
Spectrum Income, Class NAV (T. Rowe Price)	15,277,914	164,390,357
Total Return, Class NAV (PIMCO)	15,388,534	208,668,519
U.S. High Yield Bond, Class NAV (Wells Capital)	3,887,739	43,853,692
Alternative and specialty - 11.1%
Absolute Return Currency, Class NAV (First Quadrant) (D)	20,758,423	210,905,582
Financial Industries, Class NAV (JHAM) (B)(C)	9,784,603	195,007,141
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	24,460,709	252,189,908
Global Real Estate, Class NAV (Deutsche)	6,715,082	63,793,284
Health Sciences, Class NAV (T. Rowe Price)	6,609,191	32,120,668
Natural Resources, Class NAV (Jennison)	13,145,059	141,966,640
Real Estate Equity, Class NAV (T. Rowe Price)	6,138,023	62,976,117
Science & Technology, Class NAV (T. Rowe Price/Allianz)	13,409,398	173,785,800
Seaport, Class NAV (Wellington)	3,324,930	39,001,428
Technical Opportunities, Class NAV (Wellington)	19,998,405	257,579,461
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,322,888,088)		$12,860,161,682
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.8844% (E)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

Total Investments (Multimanager Lifestyle Growth Portfolio)
(Cost $10,322,889,091) - 100.0%	$12,860,162,685
Other assets and liabilities, net - 0.0%		(1,208,706)
TOTAL NET ASSETS - 100.0%	$12,858,953,979

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO
As of 6-30-17 (unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 58.5%
Blue Chip Growth, Class NAV (T. Rowe Price)	8,172,420	$300,663,336
Capital Appreciation, Class NAV (Jennison)	16,821,962	290,178,846
Capital Appreciation Value, Class NAV (T. Rowe Price)	47,467,623	572,459,532
Disciplined Value, Class NAV (Boston Partners)	15,147,700	312,951,477
Emerging Markets, Class NAV (DFA)	18,359,458	197,547,764
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	18,839,964	198,573,224
Equity Income, Class NAV (T. Rowe Price)	20,045,260	402,308,372
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	12,610,024	170,865,828
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	6,025,254	305,118,878
Global Equity, Class NAV (JHAM) (B)(C)	18,032,585	216,571,351
Global Shareholder Yield, Class NAV (Epoch)	14,730,280	164,389,929
International Growth, Class NAV (Wellington)	6,320,162	156,044,789
International Growth Stock, Class NAV (Invesco)	17,316,950	234,991,012
International Small Cap, Class NAV (Franklin Templeton)	6,061,395	124,016,144
International Small Company, Class NAV (DFA)	10,465,497	124,016,144
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	53,200,143	602,757,624
International Value, Class NAV (Templeton)	20,583,829	342,720,759
International Value Equity, Class NAV (JHAM) (B)(C)	17,942,332	150,895,012
Mid Cap Stock, Class NAV (Wellington)	14,641,981	318,170,252
Mid Value, Class NAV (T. Rowe Price)	13,893,780	221,883,670
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,406,717	39,162,993
Small Cap Core, Class NAV (JHAM) (B)(C)	2,975,911	39,162,993
Small Cap Growth, Class NAV (Wellington) (D)	5,752,592	52,751,272
Small Cap Value, Class NAV (Wellington)	3,028,200	63,319,670
Small Company Growth, Class NAV (Invesco)	2,675,122	53,261,670
Small Company Value, Class NAV
(T. Rowe Price)	1,456,201	42,258,959
Strategic Growth, Class NAV (JHAM) (B)(C)	16,376,593	293,468,546
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	60,703,252	657,416,223
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	58,245,759	661,671,820
Value, Class NAV (Invesco)	8,323,743	95,556,574
Value Equity, Class NAV (Barrow Hanley)	14,888,024	178,805,171
Fixed income - 32.1%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	13,499,560	130,540,740
	Shares	Value
Fixed income - (continued)
Bond, Class NAV (JHAM) (B)(C)	43,808,014	$697,861,668
Core Bond, Class NAV (Wells Capital)	18,076,506	234,271,517
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	23,156,140	222,762,071
Floating Rate Income, Class NAV (WAMCO)	65,339,752	554,734,492
Global Bond, Class NAV (PIMCO)	10,527,479	130,540,741
Global Income, Class NAV (Stone Harbor)	11,661,639	110,202,493
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	14,322,388	131,049,849
High Yield, Class NAV (JHAM) (B)(C)*	33,176,633	116,781,746
High Yield, Class NAV (WAMCO)	7,263,831	59,200,226
Real Return Bond, Class NAV (PIMCO)	32,310,566	355,739,330
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	45,183,246	438,277,482
Spectrum Income, Class NAV (T. Rowe Price)	33,943,019	365,226,884
Total Return, Class NAV (PIMCO)	39,018,647	529,092,850
U.S. High Yield Bond, Class NAV (Wells Capital)	7,567,428	85,360,590
Alternative and specialty - 9.4%
Absolute Return Currency, Class NAV (First Quadrant) (D)	22,966,390	233,338,520
Financial Industries, Class NAV (JHAM) (B)(C)	8,097,880	161,390,698
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	26,369,228	271,866,736
Global Real Estate, Class NAV (Deutsche)	6,805,878	64,655,840
Natural Resources, Class NAV (Jennison)	9,186,067	99,209,519
Real Estate Equity, Class NAV (T. Rowe Price)	6,246,530	64,089,402
Science & Technology, Class NAV (T. Rowe Price/Allianz)	11,164,042	144,685,979
Seaport, Class NAV (Wellington)	3,114,735	36,535,837
Technical Opportunities, Class NAV (Wellington)	11,786,819	151,814,231
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,979,194,202)		$12,973,189,275
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.8844% (E)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003

Total Investments (Multimanager Lifestyle Balanced Portfolio)
(Cost $10,979,195,205) - 100.0%	$12,973,190,278
Other assets and liabilities, net - 0.0%		(2,848,330)
TOTAL NET ASSETS - 100.0%	$12,970,341,948

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO
As of 6-30-17 (unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 42.7%
Blue Chip Growth, Class NAV (T. Rowe Price)	1,216,770	$44,764,972
Capital Appreciation, Class NAV (Jennison)	2,511,465	43,322,776
Capital Appreciation Value, Class NAV (T. Rowe Price)	13,962,162	168,383,676

20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Equity - (continued)
Disciplined Value, Class NAV (Boston Partners)	2,245,875	$46,399,778
Emerging Markets, Class NAV (DFA)	3,102,276	33,380,493
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	3,186,481	33,585,507
Equity Income, Class NAV (T. Rowe Price)	2,972,524	59,658,554
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	3,823,421	51,807,361
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	2,283,754	115,649,281
Global Equity, Class NAV (JHAM) (B)(C)	5,783,777	69,463,163
Global Shareholder Yield, Class NAV (Epoch)	4,649,033	51,883,213
International Growth, Class NAV (Wellington)	1,251,385	30,896,695
International Growth Stock, Class NAV (Invesco)	3,424,552	46,471,169
International Small Cap, Class NAV (Franklin Templeton)	1,063,619	21,761,642
International Small Company, Class NAV (DFA)	1,836,426	21,761,642
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	12,548,035	142,169,237
International Value, Class NAV (Templeton)	3,698,175	61,574,606
International Value Equity, Class NAV (JHAM) (B)(C)	3,594,058	30,226,025
Mid Cap Stock, Class NAV (Wellington)	2,688,025	58,410,784
Mid Value, Class NAV (T. Rowe Price)	3,685,370	58,855,351
Small Cap Growth, Class NAV (Wellington) (D)	1,250,951	11,471,217
Small Cap Value, Class NAV (Wellington)	1,085,721	22,702,416
Small Company Growth, Class NAV (Invesco)	579,688	11,541,584
Strategic Growth, Class NAV (JHAM) (B)(C)	2,435,108	43,637,132
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	21,791,000	235,996,526
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	12,657,488	143,789,063
Value Equity, Class NAV (Barrow Hanley)	2,207,626	26,513,594
Fixed income - 50.7%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	7,364,835	71,217,957
Bond, Class NAV (JHAM) (B)(C)	19,345,632	308,175,925
Core Bond, Class NAV (Wells Capital)	22,622,875	293,192,458
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	9,532,043	91,698,254
Floating Rate Income, Class NAV (WAMCO)	26,097,406	221,566,977
Global Bond, Class NAV (PIMCO)	6,275,285	77,813,531
Global Income, Class NAV (Stone Harbor)	4,585,834	43,336,127
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	5,653,331	51,727,976
High Yield, Class NAV (JHAM) (B)(C)*	13,045,385	45,919,756
High Yield, Class NAV (WAMCO)	2,856,486	23,280,359
Real Return Bond, Class NAV (PIMCO)	14,231,755	156,691,619
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,219,828	157,332,336
Spectrum Income, Class NAV (T. Rowe Price)	12,185,154	131,112,258
Total Return, Class NAV (PIMCO)	21,536,789	292,038,859
U.S. High Yield Bond, Class NAV (Wells Capital)	2,975,833	33,567,397
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV (First Quadrant) (D)	7,827,793	79,530,379
Enduring Assets, Class NAV (Wellington)	1,637,979	19,147,977
	Shares	Value
Alternative and specialty - (continued)
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	9,025,597	$93,053,906
Global Real Estate, Class NAV (Deutsche)	2,063,775	19,605,867
Natural Resources, Class NAV (Jennison)	1,670,805	18,044,691
Real Estate Equity, Class NAV (T. Rowe Price)	1,913,376	19,631,243
Seaport, Class NAV (Wellington)	910,741	10,682,988
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,567,299,239)		$3,944,446,297
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.8844% (E)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003

Total Investments (Multimanager Lifestyle Moderate Portfolio)
(Cost $3,567,300,242) - 100.0%	$3,944,447,300
Other assets and liabilities, net - 0.0%		(417,697)
TOTAL NET ASSETS - 100.0%	$3,944,029,603

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO
As of 6-30-17 (unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 23.4%
Blue Chip Growth, Class NAV (T. Rowe Price)	229,499	$8,443,274
Capital Appreciation, Class NAV (Jennison)	473,936	8,175,391
Capital Appreciation Value, Class NAV (T. Rowe Price)	7,139,119	86,097,776
Disciplined Value, Class NAV (Boston Partners)	424,714	8,774,586
Emerging Markets, Class NAV (DFA)	1,163,099	12,514,943
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	1,196,893	12,615,257
Equity Income, Class NAV (T. Rowe Price)	562,718	11,293,751
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	1,944,892	26,353,286
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	618,322	31,311,820
Global Equity, Class NAV (JHAM) (B)(C)	2,793,496	33,549,888
Global Shareholder Yield, Class NAV (Epoch)	2,137,214	23,851,306
International Growth, Class NAV (Wellington)	114,595	2,829,356
International Growth Stock, Class NAV (Invesco)	1,206,420	16,371,114
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	6,386,703	72,361,338
International Value, Class NAV (Templeton)	1,941,702	32,329,334
International Value Equity, Class NAV (JHAM) (B)(C)	840,195	7,066,036
Mid Cap Stock, Class NAV (Wellington)	843,636	18,332,208
Mid Value, Class NAV (T. Rowe Price)	1,160,461	18,532,556
Small Cap Growth, Class NAV (Wellington) (D)	735,460	6,744,168
Small Cap Value, Class NAV (Wellington)	320,930	6,710,656
Strategic Growth, Class NAV (JHAM) (B)(C)	459,526	8,234,713

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

	Shares	Value
Equity - (continued)
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	19,023,092	$206,020,090
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	3,860,873	43,859,517
Value Equity, Class NAV (Barrow Hanley)	417,995	5,020,119
Fixed income - 66.8%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	5,963,237	57,664,502
Bond, Class NAV (JHAM) (B)(C)	20,083,311	319,927,151
Core Bond, Class NAV (Wells Capital)	22,931,274	297,189,310
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	10,170,997	97,844,990
Floating Rate Income, Class NAV (WAMCO)	21,448,578	182,098,427
Global Bond, Class NAV (PIMCO)	6,894,041	85,486,107
Global Income, Class NAV (Stone Harbor)	3,058,160	28,899,610
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	3,445,939	31,530,343
High Yield, Class NAV (JHAM) (B)(C)*	8,702,270	30,631,990
High Yield, Class NAV (WAMCO)	1,905,517	15,529,961
Real Return Bond, Class NAV (PIMCO)	16,191,706	178,270,688
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	14,159,561	137,347,739
Short Term Government Income, Class NAV (JHAM) (B)(C)	12,811,307	121,323,077
Spectrum Income, Class NAV (T. Rowe Price)	10,637,075	114,454,931
Total Return, Class NAV (PIMCO)	21,989,931	298,183,461
U.S. High Yield Bond, Class NAV (Wells Capital)	1,984,841	22,389,002
Alternative and specialty - 9.8%
Absolute Return Currency, Class NAV (First Quadrant) (D)	8,852,602	89,942,439
Enduring Assets, Class NAV (Wellington)	4,333,187	50,654,955
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	10,190,295	105,061,937
Global Real Estate, Class NAV (Deutsche)	1,895,593	18,008,129
Natural Resources, Class NAV (Jennison)	904,372	9,767,221
Real Estate Equity, Class NAV (T. Rowe Price)	1,759,956	18,057,146
Seaport, Class NAV (Wellington)	413,032	4,844,863
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,877,980,787)		$3,022,500,462
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.8844% (E)	1,003	1,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003)		$1,003

Total Investments (Multimanager Lifestyle
Conservative Portfolio)
(Cost $2,877,981,790) - 100.0%	$3,022,501,465
Other assets and liabilities, net - 0.0%		(907,442)
TOTAL NET ASSETS - 100.0%	$3,021,594,023
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Formerly known as Focused High Yield Fund.

22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 6-30-17 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Investments in unaffiliated funds, at value	$1,003	$1,003	$1,003	$1,003	$1,003
Investments in affiliated funds, at value	4,170,161,039	12,860,161,682	12,973,189,275	3,944,446,297	3,022,500,462
Total investments, at value	4,170,162,042	12,860,162,685	12,973,190,278	3,944,447,300	3,022,501,465
Receivable for investments sold	19,694,822	48,809,943	47,130,925	12,039,550	7,314,018
Receivable for fund shares sold	605,024	2,647,488	2,907,636	1,383,696	794,118
Dividends and interest receivable	105,556	4,950,021	10,193,810	3,994,832	3,492,867
Receivable due from advisor	23	81	89	34	30
Other assets	85,039	115,895	126,416	88,820	88,212
Total assets	4,190,652,506	12,916,686,113	13,033,549,154	3,961,954,232	3,034,190,710
Liabilities
Due to custodian	21,268	94,728	109,796	43,758	40,390
Payable for investments purchased	—	4,892,437	10,374,833	4,093,743	3,609,503
Payable for fund shares repurchased	20,392,741	51,888,854	51,765,215	13,361,532	8,461,609
Distributions payable	—	—	75,696	117,200	239,075
Payable to affiliates
Accounting and legal services fees	148,939	455,946	458,011	137,869	104,645
Transfer agent fees	61,708	233,110	258,686	102,633	91,123
Trustees' fees	1,618	5,856	6,338	1,743	527
Distribution and service fees	8,356	20,760	21,579	8,746	6,676
Other liabilities and accrued expenses	49,679	140,443	137,052	57,405	43,139
Total liabilities	20,684,309	57,732,134	63,207,206	17,924,629	12,596,687
Net assets	$4,169,968,197	$12,858,953,979	$12,970,341,948	$3,944,029,603	$3,021,594,023
Net assets consist of
Paid-in capital	$3,041,828,908	$10,016,640,261	$10,825,491,681	$3,500,036,512	$2,903,312,117
Undistributed net investment income (loss)	(1,367,634)	29,097,105	498,269	199,372	184,577
Accumulated undistributed net realized gain (loss) on investments	134,910,485	275,943,019	150,356,925	66,646,661	(26,422,346)
Net unrealized appreciation (depreciation) on investments	994,596,438	2,537,273,594	1,993,995,073	377,147,058	144,519,675
Net assets	$4,169,968,197	$12,858,953,979	$12,970,341,948	$3,944,029,603	$3,021,594,023
Investments in unaffiliated funds, at cost	$1,003	$1,003	$1,003	$1,003	$1,003
Investments in affiliated funds, at cost	$3,175,564,601	$10,322,888,088	$10,979,194,202	$3,567,299,239	$2,877,980,787
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$457,830,277	$1,645,005,335	$1,794,340,063	$683,905,450	$608,834,363
Shares outstanding	27,881,686	101,482,154	116,611,066	48,842,388	46,690,748
Net asset value and redemption price per share	$16.42	$16.21	$15.39	$14.00	$13.04
Class B1
Net assets	$10,964,496	$51,073,487	$52,741,890	$22,530,347	$19,902,488
Shares outstanding	668,478	3,152,072	3,429,661	1,610,430	1,525,526
Net asset value, offering price and redemption price per share	$16.40	$16.20	$15.38	$13.99	$13.05
Class C1
Net assets	$150,185,453	$644,329,334	$749,183,926	$326,884,774	$285,922,566
Shares outstanding	9,148,980	39,810,398	48,670,779	23,341,761	21,923,344
Net asset value, offering price and redemption price per share	$16.42	$16.18	$15.39	$14.00	$13.04
Class I
Net assets	$7,494,070	$30,286,012	$33,332,712	$9,762,362	$12,798,420
Shares outstanding	457,103	1,875,416	2,178,320	699,852	983,149
Net asset value, offering price and redemption price per share	$16.39	$16.15	$15.30	$13.95	$13.02
Class R1
Net assets	$6,749,469	$18,506,041	$16,874,065	$6,178,917	$7,131,441
Shares outstanding	411,021	1,138,537	1,101,582	442,052	547,319
Net asset value, offering price and redemption price per share	$16.42	$16.25	$15.32	$13.98	$13.03

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       23

STATEMENTS OF ASSETS AND LIABILITIES 6-30-17 (unaudited)

Continued

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class R2
Net assets	$6,858,883	$16,550,599	$14,937,214	$6,989,251	$2,977,197
Shares outstanding	420,147	1,027,731	975,839	500,865	228,596
Net asset value, offering price and redemption price per share	$16.32	$16.10	$15.31	$13.95	$13.02
Class R3
Net assets	$4,737,311	$12,814,950	$15,133,967	$5,789,902	$4,728,507
Shares outstanding	289,472	792,641	985,963	414,383	363,571
Net asset value, offering price and redemption price per share	$16.37	$16.17	$15.35	$13.97	$13.01
Class R4
Net assets	$7,026,785	$11,480,806	$17,583,919	$7,385,658	$4,328,589
Shares outstanding	429,321	708,648	1,145,017	529,531	332,638
Net asset value, offering price and redemption price per share	$16.37	$16.20	$15.36	$13.95	$13.01
Class R5
Net assets	$7,566,081	$25,935,784	$21,582,128	$10,178,049	$8,635,859
Shares outstanding	461,184	1,597,265	1,403,515	729,025	663,259
Net asset value, offering price and redemption price per share	$16.41	$16.24	$15.38	$13.96	$13.02
Class R6
Net assets	$17,440,015	$46,723,120	$46,113,109	$28,165,963	$13,027,328
Shares outstanding	1,063,454	2,890,731	3,014,272	2,020,366	1,001,381
Net asset value, offering price and redemption price per share	$16.40	$16.16	$15.30	$13.94	$13.01
Class 1
Net assets	$3,493,115,357	$10,065,214,926	$10,049,441,820	$2,776,365,587	$2,053,307,265
Shares outstanding	213,323,570	622,688,993	657,085,765	198,877,103	157,792,923
Net asset value, offering price and redemption price per share	$16.37	$16.16	$15.29	$13.96	$13.01
Class 5
Net assets	—	$291,033,585	$159,077,135	$59,893,343	—
Shares outstanding	—	18,025,192	10,396,754	4,295,111	—
Net asset value, offering price and redemption price per share	—	$16.15	$15.30	$13.94	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$17.28	$17.06	$16.20	$14.74	$13.73

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       24

STATEMENTS OF OPERATIONS For the six months ended 6-30-17 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated funds	$2,775,712	$43,355,549	$81,198,518	$33,567,287	$30,461,935
Interest	88	12	13	7	7
Total investment income	2,775,800	43,355,561	81,198,531	33,567,294	30,461,942
Expenses
Investment management fees	2,172,264	5,887,409	5,791,987	1,753,475	1,277,188
Distribution and service fees	2,421,710	8,682,476	9,529,859	3,614,050	3,084,491
Transfer agent fees	365,680	1,402,500	1,571,901	626,192	557,278
Accounting and legal services fees	341,326	1,055,757	1,072,390	326,796	252,253
State registration fees	84,918	104,498	110,044	93,207	96,545
Professional fees	50,771	107,013	110,481	51,739	45,479
Printing and postage	34,610	106,302	98,308	39,841	33,483
Custodian fees	13,964	13,122	13,987	14,506	14,527
Trustees' fees	35,882	112,876	117,028	35,757	27,614
Other	25,239	61,085	63,272	26,181	16,736
Total expenses before reductions	5,546,364	17,533,038	18,479,257	6,581,744	5,405,594
Less expense reductions	(1,402,930)	(3,274,582)	(2,876,013)	(791,400)	(451,137)
Net expenses	4,143,434	14,258,456	15,603,244	5,790,344	4,954,457
Net investment income (loss)	(1,367,634)	29,097,105	65,595,287	27,776,950	25,507,485
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	59,050,226	159,268,162	166,647,631	41,832,615	17,802,324
	59,050,226	159,268,162	166,647,631	41,832,615	17,802,324
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	399,668,497	1,019,773,320	769,230,839	165,657,717	88,027,963
	399,668,497	1,019,773,320	769,230,839	165,657,717	88,027,963
Net realized and unrealized gain (loss)	458,718,723	1,179,041,482	935,878,470	207,490,332	105,830,287
Increase (decrease) in net assets from operations	$457,351,089	$1,208,138,587	$1,001,473,757	$235,267,282	$131,337,772

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       25

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-17	Year ended 12-31-16	Six months ended 6-30-17	Year ended 12-31-16	Six months ended 6-30-17	Year ended 12-31-16
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($1,367,634)	$41,416,511	$29,097,105	$184,254,167	$65,595,287	$250,400,744
Net realized gain (loss)	59,050,226	177,286,406	159,268,162	427,472,623	166,647,631	342,887,568
Change in net unrealized appreciation (depreciation)	399,668,497	63,547,358	1,019,773,320	250,590,415	769,230,839	309,157,109
Increase (decrease) in net assets resulting from operations	457,351,089	282,250,275	1,208,138,587	862,317,205	1,001,473,757	902,445,421
Distributions to shareholders
From net investment income
Class A	—	(3,218,990)	—	(19,430,324)	(6,783,306)	(29,899,184)
Class B	—	(7,713)	—	(299,188)	(21,371)	(575,848)
Class C	—	(98,633)	—	(3,497,576)	(303,974)	(7,665,867)
Class I	—	(43,057)	—	(251,322)	(154,427)	(287,174)
Class R1	—	(28,448)	—	(161,430)	(34,820)	(232,529)
Class R2	—	(44,752)	—	(206,131)	(48,322)	(216,407)
Class R3	—	(26,671)	—	(134,021)	(44,530)	(305,632)
Class R4	—	(63,105)	—	(206,152)	(84,548)	(405,540)
Class R5	—	(73,148)	—	(338,729)	(106,637)	(397,004)
Class R6	—	(210,363)	—	(744,875)	(264,354)	(997,200)
Class 1	—	(38,066,059)	—	(156,818,267)	(56,335,050)	(207,293,577)
Class 5	—	—	—	(4,208,726)	(915,679)	(3,056,259)
From net realized gain
Class A	—	(27,909,709)	—	(92,322,383)	—	(82,642,493)
Class B	—	(817,462)	—	(3,364,282)	—	(2,751,637)
Class C	—	(10,432,315)	—	(39,324,335)	—	(36,972,468)
Class I	—	(269,732)	—	(961,952)	—	(815,958)
Class R1	—	(433,014)	—	(1,051,894)	—	(817,266)
Class R2	—	(444,458)	—	(1,059,704)	—	(653,258)
Class R3	—	(344,861)	—	(796,682)	—	(999,944)
Class R4	—	(461,662)	—	(877,509)	—	(955,852)
Class R5	—	(440,781)	—	(1,259,192)	—	(869,530)
Class R6	—	(1,195,997)	—	(2,660,666)	—	(2,043,345)
Class 1	—	(225,914,064)	—	(577,626,577)	—	(471,372,267)
Class 5	—	—	—	(15,033,566)	—	(6,995,620)
Total distributions	—	(310,544,994)	—	(922,635,483)	(65,097,018)	(859,221,859)
From portfolio share transactions
Portfolio share transactions	(288,158,604)	(181,326,869)	(915,734,397)	(605,837,535)	(943,057,746)	(862,309,450)
Total increase (decrease)	169,192,485	(209,621,588)	292,404,190	(666,155,813)	(6,681,007)	(819,085,888)
Net assets
Beginning of period	4,000,775,712	4,210,397,300	12,566,549,789	13,232,705,602	12,977,022,955	13,796,108,843
End of period	$4,169,968,197	$4,000,775,712	$12,858,953,979	$12,566,549,789	$12,970,341,948	$12,977,022,955
Undistributed net investment income (loss)	($1,367,634)	—	$29,097,105	—	$498,269	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       26

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-17	Year ended 12-31-16	Six months ended 6-30-17	Year ended 12-31-16
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$27,776,950	$92,976,398	$25,507,485	$77,982,770
Net realized gain (loss)	41,832,615	85,126,799	17,802,324	6,822,892
Change in net unrealized appreciation (depreciation)	165,657,717	90,259,011	88,027,963	92,092,035
Increase (decrease) in net assets resulting from operations	235,267,282	268,362,208	131,337,772	176,897,697
Distributions to shareholders
From net investment income
Class A	(4,059,833)	(14,223,227)	(4,496,809)	(13,615,988)
Class B	(56,943)	(359,299)	(79,783)	(382,135)
Class C	(820,346)	(5,010,793)	(1,137,479)	(4,993,427)
Class I	(67,087)	(95,856)	(117,796)	(204,955)
Class R1	(28,141)	(128,543)	(41,004)	(169,299)
Class R2	(35,935)	(138,493)	(19,989)	(117,994)
Class R3	(29,209)	(140,273)	(31,986)	(128,849)
Class R4	(51,795)	(212,767)	(40,489)	(169,125)
Class R5	(74,348)	(237,455)	(71,634)	(193,836)
Class R6	(231,307)	(833,683)	(122,259)	(366,238)
Class 1	(21,650,054)	(70,876,986)	(19,163,680)	(57,750,868)
Class 5	(472,580)	(1,385,919)	—	—
From net realized gain
Class A	—	(19,576,124)	—	(9,398,309)
Class B	—	(724,740)	—	(355,913)
Class C	—	(10,252,293)	—	(4,818,492)
Class I	—	(140,248)	—	(175,734)
Class R1	—	(210,258)	—	(141,363)
Class R2	—	(204,548)	—	(66,999)
Class R3	—	(219,917)	—	(91,983)
Class R4	—	(236,417)	—	(93,031)
Class R5	—	(260,995)	—	(110,943)
Class R6	—	(898,735)	—	(218,440)
Class 1	—	(82,079,684)	—	(33,556,198)
Class 5	—	(1,624,346)	—	—
Total distributions	(27,577,578)	(210,071,599)	(25,322,908)	(127,120,119)
From portfolio share transactions
Portfolio share transactions	(273,508,694)	(283,720,406)	(230,957,611)	(150,616,571)
Total increase (decrease)	(65,818,990)	(225,429,797)	(124,942,747)	(100,838,993)
Net assets
Beginning of period	4,009,848,593	4,235,278,390	3,146,536,770	3,247,375,763
End of period	$3,944,029,603	$4,009,848,593	$3,021,594,023	$3,146,536,770
Undistributed net investment income (loss)	$199,372	—	$184,577	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       27

Financial highlights

Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[3]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[4,5]		Expenses before reductions (%)[6]		Expenses including reductions (%)[6]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2017[7]	14.72	(0.03)	1.73	1.70	—	—	—	—	16.42	11.55	[8]	0.55	[9]	0.48	[9]	(0.34	) [9]	458		9
12-31-2016	14.87	0.12	0.91	1.03	(0.12)	(1.06)	—	(1.18)	14.72	6.92		0.53		0.47		0.78		419		31
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	—	(1.19)	14.87		(1.54)	0.52		0.47		0.64		411		15
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	—	(0.35)	16.29	4.39		0.53		0.47		0.59		393		18
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70		0.54		0.52		0.58		337		21
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83		0.58		0.57		0.66		239		21
CLASS B
06-30-2017[7]	14.75	(0.08)	1.73	1.65	—	—	—	—	16.40	11.19	[8]	1.25	[9]	1.19	[9]	(1.06	) [9]	11		9
12-31-2016	14.90	(0.01)	0.93	0.92	(0.01)	(1.06)	—	(1.07)	14.75	6.15		1.23		1.19			(0.08)	12		31
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	—	(1.07)	14.90		(2.31)	1.24		1.21			(0.26)	16		15
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	—	(0.22)	16.33	3.58		1.28		1.26			(0.36)	22		18
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73		1.32	[10]	1.32			(0.33)	27		21
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94		1.37	[10]	1.35			(0.18)	24		21
CLASS C
06-30-2017[7]	14.76	(0.08)	1.74	1.66	—	—	—	—	16.42	11.25	[8]	1.25	[9]	1.19	[9]	(1.05	) [9]	150		9
12-31-2016	14.92	— [11]	0.91	0.91	(0.01)	(1.06)	—	(1.07)	14.76	6.07		1.23		1.19		0.01		155		31
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	—	(1.07)	14.92		(2.19)	1.22		1.19			(0.11)	167		15
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	—	(0.23)	16.33	3.56		1.23		1.21			(0.19)	169		18
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90		1.24		1.23			(0.17)	159		21
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00		1.28		1.27			(0.11)	121		21
CLASS I
06-30-2017[7]	14.67	— [11]	1.72	1.72	—	—	—	—	16.39	11.72	[8]	0.24	[9]	0.17	[9]	(0.03	) [9]	7		9
12-31-2016	14.83	0.19	0.87	1.06	(0.16)	(1.06)	—	(1.22)	14.67	7.18		0.22		0.17		1.25		4		31
12-31-2015[12]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	—	(1.24)	14.83	(5.98	) [8]	0.20	[9]	0.17	[9]	2.56	[9]	3		15	[13]
CLASS R1
06-30-2017[7]	14.74	(0.05)	1.73	1.68	—	—	—	—	16.42	11.40	[8]	0.88	[9]	0.82	[9]	(0.68	) [9]	7		9
12-31-2016	14.90	0.05	0.91	0.96	(0.06)	(1.06)	—	(1.12)	14.74	6.48		0.88		0.84		0.35		6		31
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	—	(1.13)	14.90		(1.89)	0.89		0.86		0.12		7		15
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	—	(0.27)	16.32	3.82		1.02		1.00			(0.18)	8		18
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18		0.95		0.94		0.10		10		21
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42		0.97		0.96		0.19		9		21
CLASS R2
06-30-2017[7]	14.64	(0.03)	1.71	1.68	—	—	—	—	16.32	11.48	[8]	0.64	[9]	0.58	[9]	(0.44	) [9]	7		9
12-31-2016	14.80	0.10	0.90	1.00	(0.10)	(1.06)	—	(1.16)	14.64	6.78		0.62		0.58		0.67		7		31
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	—	(1.17)	14.80		(1.65)	0.65		0.60		0.44		5		15
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	—	(0.33)	16.22	4.19		1.01		0.62		0.85		5		18
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66		1.59		0.62		0.89		2		21
12-31-2012[14]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27	[8]	16.29	[9]	0.62	[9]	0.69	[8]	—	[15]	21	[16]
CLASS R3
06-30-2017[7]	14.68	(0.05)	1.74	1.69	—	—	—	—	16.37	11.51	[8]	0.79	[9]	0.72	[9]	(0.59	) [9]	5		9
12-31-2016	14.84	0.07	0.91	0.98	(0.08)	(1.06)	—	(1.14)	14.68	6.59		0.77		0.73		0.45		5		31
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	—	(1.14)	14.84		(1.86)	0.81		0.78		0.34		6		15
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	—	(0.28)	16.27	3.94		0.94		0.92			(0.06)	7		18
12-31-2013	12.93	— [11]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29		0.85		0.85		0.02		9		21
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53		0.88		0.88		0.27		10		21
CLASS R4
06-30-2017[7]	14.66	(0.01)	1.72	1.71	—	—	—	—	16.37	11.66	[8]	0.49	[9]	0.32	[9]	(0.19	) [9]	7		9
12-31-2016	14.81	0.11	0.94	1.05	(0.14)	(1.06)	—	(1.20)	14.66	7.10		0.47		0.33		0.76		7		31
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	—	(1.21)	14.81		(1.46)	0.51		0.38		0.60		6		15
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	—	(0.34)	16.24	4.25		0.68		0.56		0.53		7		18
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76		0.59		0.48		0.45		8		21
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86		0.59		0.53		0.52		8		21

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       28

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[3]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[4,5]		Expenses before reductions (%)[6]		Expenses including reductions (%)[6]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS R5
06-30-2017[7]	14.68	—	[11]	1.73	1.73	—	—	—	—	16.41	11.78	[8]	0.20	[9]	0.13	[9]	0.01	[9]	8	9
12-31-2016	14.83	0.15		0.93	1.08	(0.17)	(1.06)	—	(1.23)	14.68	7.30		0.17		0.13		1.01		7	31
12-31-2015	16.26	0.13		(0.31)	(0.18)	(0.16)	(1.09)	—	(1.25)	14.83		(1.25)	0.19		0.16		0.81		8	15
12-31-2014	15.92	0.12		0.61	0.73	(0.13)	(0.26)	—	(0.39)	16.26	4.56		0.28		0.26		0.75		12	18
12-31-2013	12.92	0.12		3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08		0.25		0.25		0.81		11	21
12-31-2012	11.27	0.08		1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22		0.27		0.26		0.62		9	21
Class R6
06-30-2017[7]	14.67	—	[11]	1.73	1.73	—	—	—	—	16.40	11.79	[8]	0.15	[9]	0.07	[9]	0.06	[9]	17	9
12-31-2016	14.82	0.16		0.93	1.09	(0.18)	(1.06)	—	(1.24)	14.67	7.38		0.12		0.06		1.10		18	31
12-31-2015	16.23	0.18		(0.33)	(0.15)	(0.17)	(1.09)	—	(1.26)	14.82		(1.07)	0.13		0.06		1.12		21	15
12-31-2014	15.89	0.20		0.56	0.76	(0.16)	(0.26)	—	(0.42)	16.23	4.76		0.26		0.06		1.24		15	18
12-31-2013	12.89	0.18		3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30		0.38		0.11		1.26		5	21
12-31-2012	11.24	0.36		1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		2.57		0.11		2.88		2	21
CLASS 1
06-30-2017[7]	14.65	—	[11]	1.72	1.72	—	—	—	—	16.37	11.74	[8]	0.18	[9]	0.12	[9]	0.02	[9]	3,493	9
12-31-2016	14.81	0.16		0.91	1.07	(0.17)	(1.06)	—	(1.23)	14.65	7.26		0.16		0.11		1.10		3,360	31
12-31-2015	16.22	0.16		(0.32)	(0.16)	(0.16)	(1.09)	—	(1.25)	14.81		(1.12)	0.14		0.11		0.94		3,560	15
12-31-2014	15.88	0.14		0.61	0.75	(0.15)	(0.26)	—	(0.41)	16.22	4.71		0.13		0.11		0.88		3,937	18
12-31-2013	12.89	0.13		3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23		0.11		0.11		0.91		4,048	21
12-31-2012	11.24	0.13		1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		0.12		0.11		1.05		3,375	21

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.54%-3.50%, 0.66%-3.77%, 0.66%-2.99%, 0.67%-2.85%, 0.69%-3.11% and 0.73%-1.48% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively.
7	Six months ended 6-30-17. Unaudited.
8	Not annualized.
9	Annualized.
10	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.04% of average net assets for Class B shares and 12-31-12: 0.04% of average net assets for Class B shares.
11	Less than $0.005 per share.
12	The inception date for Class I shares is 5-1-15.
13	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
14	The inception date for Class R2 shares is 3-1-12.
15	Less than $500,000.
16	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       29

Financial highlights continued

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2017[6]	14.77	0.02	1.42	1.44	—	—	—	—	16.21	9.75	[7]	0.54	[8]	0.48	[8]	0.20	[8]	1,645		10
12-31-2016	14.89	0.18	0.82	1.00	(0.20)	(0.92)	—	(1.12)	14.77	6.69		0.52		0.47		1.19		1,587		28
12-31-2015	16.35	0.19	(0.41)	(0.22)	(0.19)	(1.05)	—	(1.24)	14.89		(1.45)	0.51		0.47		1.17		1,611		15
12-31-2014	16.09	0.19	0.54	0.73	(0.18)	(0.29)	—	(0.47)	16.35	4.48		0.52		0.47		1.14		1,535		16
12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81		0.53		0.52		1.13		1,274		20
12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01		0.57		0.56		1.28		890		23
CLASS B
06-30-2017[6]	14.82	(0.04)	1.42	1.38	—	—	—	—	16.20	9.31	[7]	1.24	[8]	1.19	[8]	(0.52	) [8]	51		10
12-31-2016	14.94	0.06	0.82	0.88	(0.08)	(0.92)	—	(1.00)	14.82	5.92		1.22		1.19		0.37		57		28
12-31-2015	16.39	0.05	(0.38)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.94		(2.09)	1.22		1.19		0.30		76		15
12-31-2014	16.14	0.04	0.56	0.60	(0.06)	(0.29)	—	(0.35)	16.39	3.65		1.23		1.21		0.23		100		16
12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93		1.24		1.24		0.29		119		20
12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18		1.28		1.28		0.50		108		23
CLASS C
06-30-2017[6]	14.80	(0.04)	1.42	1.38	—	—	—	—	16.18	9.32	[7]	1.24	[8]	1.19	[8]	(0.51	) [8]	644		10
12-31-2016	14.92	0.07	0.81	0.88	(0.08)	(0.92)	—	(1.00)	14.80	5.93		1.22		1.19		0.45		670		28
12-31-2015	16.37	0.07	(0.40)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.92		(2.09)	1.21		1.19		0.42		730		15
12-31-2014	16.12	0.06	0.54	0.60	(0.06)	(0.29)	—	(0.35)	16.37	3.66		1.22		1.20		0.38		739		16
12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88		1.23		1.23		0.39		646		20
12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21		1.27		1.26		0.52		485		23
CLASS I
06-30-2017[6]	14.69	0.04	1.42	1.46	—	—	—	—	16.15	9.94	[7]	0.22	[8]	0.17	[8]	0.56	[8]	30		10
12-31-2016	14.82	0.34	0.69	1.03	(0.24)	(0.92)	—	(1.16)	14.69	6.97		0.21		0.17		2.27		16		28
12-31-2015[9]	16.97	0.23	(1.09)	(0.86)	(0.24)	(1.05)	—	(1.29)	14.82	(5.17	) [7]	0.20	[8]	0.17	[8]	2.11	[8]	6		15	[10]
CLASS R1
06-30-2017[6]	14.83	(0.01)	1.43	1.42	—	—	—	—	16.25	9.58	[7]	0.87	[8]	0.82	[8]	(0.14	) [8]	19		10
12-31-2016	14.96	0.13	0.80	0.93	(0.14)	(0.92)	—	(1.06)	14.83	6.24		0.85		0.81		0.83		18		28
12-31-2015	16.41	0.13	(0.40)	(0.27)	(0.13)	(1.05)	—	(1.18)	14.96		(1.73)	0.86		0.83		0.76		20		15
12-31-2014	16.15	0.10	0.56	0.66	(0.11)	(0.29)	—	(0.40)	16.41	4.04		0.89		0.87		0.62		22		16
12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36		0.88		0.88		0.69		23		20
12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67		0.87		0.86		0.97		19		23
CLASS R2
06-30-2017[6]	14.68	0.01	1.41	1.42	—	—	—	—	16.10	9.67	[7]	0.63	[8]	0.58	[8]	0.09	[8]	17		10
12-31-2016	14.81	0.17	0.80	0.97	(0.18)	(0.92)	—	(1.10)	14.68	6.56		0.61		0.58		1.14		18		28
12-31-2015	16.27	0.18	(0.42)	(0.24)	(0.17)	(1.05)	—	(1.22)	14.81		(1.55)	0.62		0.59		1.09		15		15
12-31-2014	16.02	0.18	0.51	0.69	(0.15)	(0.29)	—	(0.44)	16.27	4.29		0.73		0.62		1.07		12		16
12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67		0.90	[11]	0.62		1.72		9		20
12-31-2012[12]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90	[7]	16.20	[8]	0.62	[8]	1.21	[7]	—	[13]	23	[14]
CLASS R3
06-30-2017[6]	14.75	— [15]	1.42	1.42	—	—	—	—	16.17	9.63	[7]	0.77	[8]	0.72	[8]	(0.05	) [8]	13		10
12-31-2016	14.87	0.14	0.82	0.96	(0.16)	(0.92)	—	(1.08)	14.75	6.44		0.74		0.71		0.91		14		28
12-31-2015	16.33	0.12	(0.38)	(0.26)	(0.15)	(1.05)	—	(1.20)	14.87		(1.70)	0.77		0.74		0.71		18		15
12-31-2014	16.08	0.11	0.55	0.66	(0.12)	(0.29)	—	(0.41)	16.33	4.09		0.82		0.80		0.69		23		16
12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45		0.79		0.79		0.79		24		20
12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77		0.81		0.81		0.83		19		23
CLASS R4
06-30-2017[6]	14.75	0.03	1.42	1.45	—	—	—	—	16.20	9.83	[7]	0.47	[8]	0.32	[8]	0.33	[8]	11		10
12-31-2016	14.87	0.18	0.84	1.02	(0.22)	(0.92)	—	(1.14)	14.75	6.85		0.46		0.33		1.18		15		28
12-31-2015	16.33	0.18	(0.38)	(0.20)	(0.21)	(1.05)	—	(1.26)	14.87		(1.30)	0.47		0.34		1.10		19		15
12-31-2014	16.08	0.21	0.52	0.73	(0.19)	(0.29)	—	(0.48)	16.33	4.49		0.51		0.39		1.26		29		16
12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99		0.50		0.40		1.20		24		20
12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11		0.50		0.44		1.21		19		23

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       30

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS R5
06-30-2017[6]	14.77	0.04	1.43	1.47	—	—	—	—	16.24	9.95	[7]	0.18	[8]	0.13	[8]	0.57	[8]	26	10
12-31-2016	14.89	0.21	0.84	1.05	(0.25)	(0.92)	—	(1.17)	14.77	7.05		0.16		0.13		1.40		21	28
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	—	(1.30)	14.89		(1.10)	0.16		0.14		1.34		28	15
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	—	(0.52)	16.35	4.71		0.19		0.17		1.34		38	16
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29		0.18		0.18		1.40		37	20
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43		0.18		0.18		1.58		32	23
Class R6
06-30-2017[6]	14.70	0.05	1.41	1.46	—	—	—	—	16.16	9.93	[7]	0.13	[8]	0.07	[8]	0.62	[8]	47	10
12-31-2016	14.82	0.23	0.83	1.06	(0.26)	(0.92)	—	(1.18)	14.70	7.16		0.11		0.06		1.56		41	28
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	—	(1.31)	14.82		(1.04)	0.11		0.06		1.63		47	15
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	—	(0.54)	16.28	4.86		0.17		0.06		1.81		37	16
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.19		0.11		1.95		19	20
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60		2.23		0.11		4.39		3	23
CLASS 1
06-30-2017[6]	14.70	0.04	1.42	1.46	—	—	—	—	16.16	9.93	[7]	0.17	[8]	0.12	[8]	0.56	[8]	10,065	10
12-31-2016	14.83	0.23	0.81	1.04	(0.25)	(0.92)	—	(1.17)	14.70	7.03		0.15		0.11		1.55		9,850	28
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	—	(1.30)	14.83		(1.02)	0.13		0.11		1.46		10,420	15
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	—	(0.53)	16.28	4.80		0.13		0.11		1.41		11,576	16
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.11		0.11		1.45		11,766	20
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50		0.11		0.11		1.64		10,106	23
CLASS 5
06-30-2017[6]	14.68	0.05	1.42	1.47		—	—	—	16.15	10.01	[7]	0.12	[8]	0.07	[8]	0.62	[8]	291	10
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	—	(1.18)	14.68	7.09		0.10		0.06		1.65		259	28
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	—	(1.31)	14.81		(0.98)	0.08		0.06		1.57		243	15
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	—	(0.54)	16.26	4.86		0.08		0.06		1.53		233	16
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31		0.06		0.06		1.60		201	20
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57		0.06		0.06		1.78		142	23

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.41%-3.50%, 0.60%-3.77%, 0.57%-2.99%, 0.55%-2.85%, 0.63%-3.11% and 0.63%-1.48% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively.
6	Six months ended 6-30-17. Unaudited.
7	Not annualized.
8	Annualized.
9	The inception date for Class I shares is 5-1-15.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $500,000.
14	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
15	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       31

Financial highlights continued

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2017[6]	14.32	0.06		1.07	1.13	(0.06)	—	—	(0.06)	15.39	7.88	[7]	0.53	[8]	0.48	[8]	0.77	[8]	1,794		14
12-31-2016	14.31	0.24		0.72	0.96	(0.25)	(0.70)	—	(0.95)	14.32	6.73		0.52		0.47		1.64		1,782		23
12-31-2015	15.55	0.27		(0.50)	(0.23)	(0.26)	(0.75)	—	(1.01)	14.31		(1.54)	0.51		0.47		1.69		1,843		13
12-31-2014	15.36	0.28		0.34	0.62	(0.27)	(0.16)	—	(0.43)	15.55	4.00		0.52		0.47		1.77		1,786		15
12-31-2013	13.61	0.25		1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76		0.53		0.51		1.69		1,461		19
12-31-2012	12.26	0.26		1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59		0.56		0.56		1.96		1,043		20
CLASS B
06-30-2017[6]	14.32	—	[9]	1.07	1.07	(0.01)	—	—	(0.01)	15.38	7.45	[7]	1.23	[8]	1.19	[8]	0.05	[8]	53		14
12-31-2016	14.31	0.12		0.74	0.86	(0.15)	(0.70)	—	(0.85)	14.32	5.99		1.22		1.19		0.83		59		23
12-31-2015	15.54	0.13		(0.46)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.31		(2.20)	1.22		1.19		0.85		78		13
12-31-2014	15.35	0.13		0.37	0.50	(0.15)	(0.16)	—	(0.31)	15.54	3.21		1.24		1.22		0.85		98		15
12-31-2013	13.61	0.12		1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84		1.28		1.28		0.81		116		19
12-31-2012	12.26	0.16		1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80		1.29		1.28		1.18		107		20
CLASS C
06-30-2017[6]	14.33	—	[9]	1.07	1.07	(0.01)	—	—	(0.01)	15.39	7.44	[7]	1.23	[8]	1.19	[8]	0.06	[8]	749		14
12-31-2016	14.32	0.13		0.73	0.86	(0.15)	(0.70)	—	(0.85)	14.33	5.99		1.22		1.19		0.90		792		23
12-31-2015	15.55	0.15		(0.48)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.32		(2.19)	1.21		1.19		0.95		876		13
12-31-2014	15.37	0.16		0.33	0.49	(0.15)	(0.16)	—	(0.31)	15.55	3.18		1.22		1.20		1.00		892		15
12-31-2013	13.62	0.14		1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93		1.23		1.23		0.96		767		19
12-31-2012	12.27	0.16		1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81		1.26		1.26		1.19		579		20
CLASS I
06-30-2017[6]	14.24	0.09		1.05	1.14	(0.08)	—	—	(0.08)	15.30	8.01	[7]	0.22	[8]	0.18	[8]	1.16	[8]	33		14
12-31-2016	14.24	0.35		0.65	1.00	(0.30)	(0.70)	—	(1.00)	14.24	7.01		0.21		0.17		2.42		17		23
12-31-2015[10]	16.00	0.34		(1.08)	(0.74)	(0.27)	(0.75)	—	(1.02)	14.24	(4.70	) [7]	0.20	[8]	0.17	[8]	3.26	[8]	6		13	[11]
CLASS R1
06-30-2017[6]	14.26	0.03		1.06	1.09	(0.03)	—	—	(0.03)	15.32	7.66	[7]	0.87	[8]	0.83	[8]	0.42	[8]	17		14
12-31-2016	14.25	0.19		0.72	0.91	(0.20)	(0.70)	—	(0.90)	14.26	6.39		0.86		0.83		1.28		16		23
12-31-2015	15.48	0.20		(0.48)	(0.28)	(0.20)	(0.75)	—	(0.95)	14.25		(1.86)	0.86		0.84		1.27		17		13
12-31-2014	15.30	0.19		0.35	0.54	(0.20)	(0.16)	—	(0.36)	15.48	3.52		0.92		0.91		1.22		20		15
12-31-2013	13.57	0.18		1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23		0.90		0.90		1.21		19		19
12-31-2012	12.22	0.20		1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29		0.86		0.86		1.52		17		20
CLASS R2
06-30-2017[6]	14.25	0.05		1.06	1.11	(0.05)	—	—	(0.05)	15.31	7.79	[7]	0.61	[8]	0.57	[8]	0.69	[8]	15		14
12-31-2016	14.24	0.23		0.72	0.95	(0.24)	(0.70)	—	(0.94)	14.25	6.66		0.61		0.58		1.57		16		23
12-31-2015	15.48	0.25		(0.50)	(0.25)	(0.24)	(0.75)	—	(0.99)	14.24		(1.66)	0.63		0.59		1.58		14		13
12-31-2014	15.29	0.29		0.30	0.59	(0.24)	(0.16)	—	(0.40)	15.48	3.87		0.79		0.62		1.86		10		15
12-31-2013	13.56	0.34		1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59		1.09	[12]	0.62		2.30		5		19
12-31-2012[13]	13.15	0.24		0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48	[7]	16.33	[8]	0.61	[8]	1.78	[7]	—	[14]	20	[15]
CLASS R3
06-30-2017[6]	14.29	0.04		1.06	1.10	(0.04)	—	—	(0.04)	15.35	7.69	[7]	0.77	[8]	0.73	[8]	0.48	[8]	15		14
12-31-2016	14.28	0.20		0.72	0.92	(0.21)	(0.70)	—	(0.91)	14.29	6.48		0.75		0.72		1.38		22		23
12-31-2015	15.51	0.20		(0.46)	(0.26)	(0.22)	(0.75)	—	(0.97)	14.28		(1.75)	0.76		0.74		1.30		24		13
12-31-2014	15.33	0.20		0.36	0.56	(0.22)	(0.16)	—	(0.38)	15.51	3.64		0.80		0.78		1.27		30		15
12-31-2013	13.59	0.19		1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43		0.77		0.77		1.31		35		19
12-31-2012	12.24	0.21		1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38		0.78		0.77		1.62		33		20
CLASS R4
06-30-2017[6]	14.29	0.07		1.07	1.14	(0.07)	—	—	(0.07)	15.36	7.97	[7]	0.47	[8]	0.33	[8]	0.90	[8]	18		14
12-31-2016	14.28	0.24		0.74	0.98	(0.27)	(0.70)	—	(0.97)	14.29	6.90		0.46		0.33		1.68		21		23
12-31-2015	15.52	0.25		(0.46)	(0.21)	(0.28)	(0.75)	—	(1.03)	14.28		(1.42)	0.47		0.34		1.57		24		13
12-31-2014	15.33	0.28		0.35	0.63	(0.28)	(0.16)	—	(0.44)	15.52	4.12		0.49		0.37		1.78		40		15
12-31-2013	13.59	0.26		1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90		0.46		0.35		1.76		77		19
12-31-2012	12.24	0.28		1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77		0.46		0.39		2.10		70		20

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       32

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS R5
06-30-2017[6]	14.31	0.09	1.06	1.15	(0.08)	—	—	(0.08)	15.38	8.06	[7]	0.18	[8]	0.14	[8]	1.15	[8]	22	14
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	—	(1.00)	14.31	7.10		0.16		0.13		1.86		17	23
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	—	(1.06)	14.30		(1.16)	0.16		0.14		1.88		29	13
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	—	(0.47)	15.53	4.25		0.19		0.17		1.96		41	15
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20		0.17		0.17		1.93		41	19
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96		0.17		0.17		2.13		39	20
Class R6
06-30-2017[6]	14.24	0.09	1.06	1.15	(0.09)	—	—	(0.09)	15.30	8.07	[7]	0.13	[8]	0.08	[8]	1.19	[8]	46	14
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	—	(1.01)	14.24	7.13		0.11		0.06		1.92		44	23
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24		(1.08)	0.11		0.06		2.27		66	13
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.16		0.06		2.29		39	15
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26		0.17		0.11		2.49		21	19
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		1.15		0.11		3.50		5	20
CLASS 1
06-30-2017[6]	14.24	0.08	1.05	1.13	(0.08)	—	—	(0.08)	15.29	7.97	[7]	0.16	[8]	0.12	[8]	1.13	[8]	10,049	14
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	—	(1.00)	14.24	7.16		0.14		0.11		2.00		10,041	23
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.23		(1.13)	0.13		0.11		1.99		10,678	13
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	—	(0.48)	15.46	4.33		0.13		0.11		2.02		12,041	15
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18		0.11		0.11		2.00		12,284	19
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		0.11		0.11		2.31		10,974	20
CLASS 5
06-30-2017[6]	14.24	0.09	1.06	1.15	(0.09)	—	—	(0.09)	15.30	8.07	[7]	0.11	[8]	0.07	[8]	1.19	[8]	159	14
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	—	(1.01)	14.24	7.13		0.09		0.06		2.10		150	23
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24		(1.07)	0.08		0.06		2.09		141	13
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.08		0.06		2.14		139	15
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31		0.06		0.06		2.15		118	19
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14		0.06		0.06		2.49		85	20

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.41%-3.50%, 0.60%-3.77%, 0.57%-2.99%, 0.55%- 2.85%, 0.62%-3.11% and 0.63%-1.48%, for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively.
6	Six months ended 6-30-17. Unaudited.
7	Not annualized.
8	Annualized.
9	Less than $0.005 per share.
10	The inception date for Class I shares is 5-1-15.
11	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
12	Includes the impact of expense recapture for the period ended: 12-31-13: 0.005% of average net assets for Class R2 shares.
13	The inception date for Class R2 shares is 3-1-12.
14	Less than $500,000.
15	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       33

Financial highlights continued

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2017[6]	13.30	0.08	0.70	0.78	(0.08)	—	—	(0.08)	14.00	5.89	[7]	0.54	[8]	0.49	[8]	1.21	[8]	684		19
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	—	(0.68)	13.30	6.52		0.51		0.48		2.06		680		25
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	—	(0.75)	13.13		(1.67)	0.51		0.47		2.21		680		11
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	—	(0.70)	14.11	3.63		0.52		0.47		2.36		662		14
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05		0.53		0.52		2.22		551		17
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94		0.57		0.57		2.50		399		18
CLASS B
06-30-2017[6]	13.28	0.03	0.71	0.74	(0.03)	—	—	(0.03)	13.99	5.61	[7]	1.24	[8]	1.20	[8]	0.48	[8]	23		19
12-31-2016	13.13	0.17	0.56	0.73	(0.19)	(0.39)	—	(0.58)	13.28	5.61		1.21		1.19		1.27		25		25
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.13		(2.33)	1.22		1.20		1.36		30		11
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	—	(0.59)	14.10	2.84		1.25		1.24		1.43		39		14
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23		1.26		1.25		1.36		45		17
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14		1.30		1.30		1.74		45		18
CLASS C
06-30-2017[6]	13.30	0.03	0.70	0.73	(0.03)	—	—	(0.03)	14.00	5.52	[7]	1.24	[8]	1.20	[8]	0.48	[8]	327		19
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	—	(0.58)	13.30	5.69		1.21		1.19		1.30		354		25
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.14		(2.32)	1.21		1.19		1.46		392		11
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	—	(0.59)	14.11	2.79		1.22		1.21		1.59		411		14
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34		1.23		1.23		1.47		366		17
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17		1.27		1.27		1.77		288		18
CLASS I
06-30-2017[6]	13.25	0.11	0.69	0.80	(0.10)	—	—	(0.10)	13.95	6.07	[7]	0.23	[8]	0.19	[8]	1.61	[8]	10		19
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	—	(0.72)	13.25	6.78		0.20		0.18		2.77		5		25
12-31-2015[9]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	—	(0.74)	13.09	(4.13	) [7]	0.19	[8]	0.17	[8]	3.55	[8]	2		11	[10]
CLASS R1
06-30-2017[6]	13.27	0.06	0.71	0.77	(0.06)	—	—	(0.06)	13.98	5.81	[7]	0.87	[8]	0.83	[8]	0.85	[8]	6		19
12-31-2016	13.12	0.22	0.57	0.79	(0.25)	(0.39)	—	(0.64)	13.27	6.03		0.84		0.82		1.67		7		25
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	—	(0.69)	13.12		(1.99)	0.87		0.85		1.77		8		11
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	—	(0.63)	14.09	3.07		1.01		1.00		1.65		8		14
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55		0.94		0.94		1.68		10		17
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58		0.96		0.96		2.10		10		18
CLASS R2
06-30-2017[6]	13.25	0.08	0.70	0.78	(0.08)	—	—	(0.08)	13.95	5.86	[7]	0.62	[8]	0.58	[8]	1.11	[8]	7		19
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	—	(0.67)	13.25	6.35		0.60		0.58		1.98		7		25
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	—	(0.73)	13.09		(1.72)	0.64		0.60		2.12		6		11
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	—	(0.68)	14.06	3.41		1.02		0.62		2.50		4		14
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92		1.68	[11]	0.62		2.82		2		17
12-31-2012[12]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80	[7]	16.03	[8]	0.62	[8]	2.29	[7]	—	[13]	18	[14]
CLASS R3
06-30-2017[6]	13.27	0.06	0.71	0.77	(0.07)	—	—	(0.07)	13.97	5.78	[7]	0.78	[8]	0.75	[8]	0.91	[8]	6		19
12-31-2016	13.11	0.24	0.57	0.81	(0.26)	(0.39)	—	(0.65)	13.27	6.18		0.74		0.72		1.78		8		25
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	—	(0.71)	13.11		(1.89)	0.78		0.76		1.82		8		11
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	—	(0.65)	14.08	3.16		0.89		0.87		1.82		10		14
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70		0.84		0.84		1.82		11		17
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64		0.88		0.88		2.08		10		18
CLASS R4
06-30-2017[6]	13.24	0.09	0.71	0.80	(0.09)	—	—	(0.09)	13.95	6.07	[7]	0.47	[8]	0.33	[8]	1.33	[8]	7		19
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	—	(0.70)	13.24	6.53		0.45		0.34		2.07		8		25
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	—	(0.76)	13.09		(1.50)	0.48		0.36		2.15		10		11
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	—	(0.71)	14.06	3.60		0.57		0.45		2.36		14		14
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17		0.55		0.44		2.19		13		17
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02		0.57		0.51		2.51		11		18

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       34

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS R5
06-30-2017[6]	13.26	0.11	0.70	0.81	(0.11)	—	—	(0.11)	13.96	6.09	[7]	0.18	[8]	0.14	[8]	1.58	[8]	10	19
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	—	(0.73)	13.26	6.82		0.15		0.13		2.31		9	25
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	—	(0.79)	13.10		(1.29)	0.18		0.16		2.47		11	11
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	—	(0.73)	14.07	3.78		0.27		0.26		2.45		12	14
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39		0.25		0.25		2.53		13	17
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26		0.27		0.27		2.41		9	18
Class R6
06-30-2017[6]	13.24	0.11	0.70	0.81	(0.11)	—	—	(0.11)	13.94	6.13	[7]	0.13	[8]	0.08	[8]	1.59	[8]	28	19
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	—	(0.73)	13.24	6.90		0.10		0.07		2.41		29	25
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	—	(0.81)	13.08		(1.20)	0.11		0.06		2.74		30	11
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	—	(0.76)	14.05	3.99		0.21		0.06		2.90		20	14
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49		0.32		0.11		3.22		11	17
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50		4.79		0.11		4.66		2	18
CLASS 1
06-30-2017[6]	13.26	0.11	0.70	0.81	(0.11)	—	—	(0.11)	13.96	6.10	[7]	0.17	[8]	0.13	[8]	1.56	[8]	2,776	19
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	—	(0.73)	13.26	6.84		0.14		0.12		2.40		2,821	25
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	—	(0.80)	13.10		(1.25)	0.13		0.11		2.50		3,005	11
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	—	(0.75)	14.07	3.93		0.12		0.11		2.62		3,455	14
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55		0.11		0.11		2.51		3,562	17
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49		0.11		0.11		2.87		3,414	18
CLASS 5
06-30-2017[6]	13.24	0.11	0.70	0.81	(0.11)	—	—	(0.11)	13.94	6.13	[7]	0.12	[8]	0.08	[8]	1.62	[8]	60	19
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	—	(0.73)	13.24	6.90		0.09		0.07		2.50		57	25
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	—	(0.81)	13.08		(1.27)	0.08		0.06		2.61		52	11
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	—	(0.76)	14.06	4.06		0.07		0.06		2.72		52	14
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54		0.06		0.06		2.62		48	17
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56		0.06		0.06		3.03		39	18

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.41%-3.50%, 0.60%-3.77%, 0.57%-2.99%, 0.55%-2.85%, 0.62%-3.11% and 0.63%-1.48% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively.
6	Six months ended 6-30-17. Unaudited.
7	Not annualized.
8	Annualized.
9	The inception date for Class I shares is 5-1-15.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $500,000.
14	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       35

Financial highlights continued

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2017[6]	12.60	0.10	0.44	0.54	(0.10)	—	—	(0.10)	13.04	4.26	[7]	0.53	[8]	0.50	[8]	1.50	[8]	609		19
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	—	(0.49)	12.60	5.40		0.51		0.48		2.26		607		23
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	—	(0.65)	12.42		(1.74)	0.51		0.47		2.47		576		10
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	—	(0.85)	13.30	3.44		0.53		0.47		2.67		600		22
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66		0.54		0.52		2.44		530		17
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03		0.56		0.56		2.89		472		14
CLASS B
06-30-2017[6]	12.61	0.05	0.44	0.49	(0.05)	—	—	(0.05)	13.05	3.89	[7]	1.23	[8]	1.21	[8]	0.76	[8]	20		19
12-31-2016	12.43	0.18	0.40	0.58	(0.19)	(0.21)	—	(0.40)	12.61	4.66		1.21		1.19		1.42		23		23
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	—	(0.55)	12.43		(2.39)	1.22		1.20		1.64		30		10
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.65		1.25		1.24		1.75		39		22
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87		1.26		1.26		1.65		47		17
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24		1.30		1.30		2.13		48		14
CLASS C
06-30-2017[6]	12.61	0.05	0.43	0.48	(0.05)	—	—	(0.05)	13.04	3.82	[7]	1.23	[8]	1.21	[8]	0.77	[8]	286		19
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	—	(0.40)	12.61	4.74		1.21		1.19		1.48		310		23
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	—	(0.55)	12.42		(2.47)	1.21		1.19		1.73		349		10
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.66		1.23		1.21		1.91		378		22
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98		1.24		1.24		1.71		355		17
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28		1.26		1.26		2.17		335		14
CLASS I
06-30-2017[6]	12.58	0.12	0.44	0.56	(0.12)	—	—	(0.12)	13.02	4.42	[7]	0.22	[8]	0.19	[8]	1.82	[8]	13		19
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	—	(0.53)	12.58	5.73		0.20		0.18		3.04		11		23
12-31-2015[9]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	—	(0.63)	12.40	(3.40	) [7]	0.19	[8]	0.17	[8]	3.84	[8]	4		10	[10]
CLASS R1
06-30-2017[6]	12.59	0.07	0.44	0.51	(0.07)	—	—	(0.07)	13.03	4.08	[7]	0.87	[8]	0.84	[8]	1.12	[8]	7		19
12-31-2016	12.41	0.24	0.39	0.63	(0.24)	(0.21)	—	(0.45)	12.59	5.04		0.86		0.84		1.90		9		23
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	—	(0.60)	12.41		(2.11)	0.87		0.86		1.95		8		10
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	—	(0.78)	13.29	2.86		1.00		0.99		2.14		10		22
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31		0.91		0.91		1.97		9		17
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52		1.07		1.07		2.36		9		14
CLASS R2
06-30-2017[6]	12.59	0.09	0.43	0.52	(0.09)	—	—	(0.09)	13.02	4.12	[7]	0.63	[8]	0.60	[8]	1.35	[8]	3		19
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	—	(0.48)	12.59	5.39		0.60		0.58		1.95		4		23
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	—	(0.64)	12.40		(1.86)	0.65		0.61		2.31		5		10
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	—	(0.83)	13.28	3.21		1.13		0.62		3.30		5		22
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67		2.55		0.62		2.86		2		17
12-31-2012[11]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73	[7]	10.39	[8]	0.62	[8]	2.64	[7]	—	[12]	14	[13]
CLASS R3
06-30-2017[6]	12.57	0.08	0.44	0.52	(0.08)	—	—	(0.08)	13.01	4.17	[7]	0.74	[8]	0.71	[8]	1.25	[8]	5		19
12-31-2016	12.39	0.25	0.40	0.65	(0.26)	(0.21)	—	(0.47)	12.57	5.19		0.69		0.68		1.94		6		23
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	—	(0.62)	12.39		(1.94)	0.76		0.75		2.04		8		10
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	—	(0.80)	13.26	3.01		0.88		0.86		2.21		11		22
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39		0.75		0.75		2.18		11		17
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71		0.97		0.97		2.38		11		14
CLASS R4
06-30-2017[6]	12.58	0.10	0.44	0.54	(0.11)	—	—	(0.11)	13.01	4.26	[7]	0.47	[8]	0.35	[8]	1.55	[8]	4		19
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	—	(0.51)	12.58	5.56		0.45		0.34		2.35		6		23
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	—	(0.67)	12.40		(1.56)	0.50		0.38		2.37		6		10
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	—	(0.85)	13.27	3.36		0.63		0.51		2.62		9		22
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72		0.58		0.48		2.51		9		17
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06		0.60		0.54		2.72		8		14

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       36

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)	Portfolio turnover (%)
CLASS R5
06-30-2017[6]	12.58	0.12	0.44	0.56	(0.12)	—	—	(0.12)	13.02	4.45	[7]	0.18	[8]	0.15	[8]	1.92	[8]	9	19
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	—	(0.54)	12.58	5.77		0.15		0.13		2.53		7	23
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.40		(1.41)	0.18		0.16		2.70		8	10
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	—	(0.89)	13.28	3.64		0.26		0.24		2.75		13	22
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03		0.17		0.17		2.70		15	17
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37		0.31		0.31		3.11		15	14
Class R6
06-30-2017[6]	12.57	0.12	0.44	0.56	(0.12)	—	—	(0.12)	13.01	4.48	[7]	0.13	[8]	0.09	[8]	1.91	[8]	13	19
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	—	(0.55)	12.57	5.85		0.10		0.07		2.68		14	23
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	—	(0.71)	12.39		(1.34)	0.13		0.06		2.95		13	10
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	—	(0.91)	13.27	3.87		0.42		0.06		3.41		8	22
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05		0.43		0.11		3.19		5	17
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56		2.50		0.11		3.83		2	14
CLASS 1
06-30-2017[6]	12.58	0.12	0.43	0.55	(0.12)	—	—	(0.12)	13.01	4.38	[7]	0.16	[8]	0.14	[8]	1.85	[8]	2,053	19
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	—	(0.54)	12.58	5.88		0.13		0.12		2.59		2,149	23
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.39		(1.39)	0.13		0.11		2.79		2,241	10
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	—	(0.90)	13.27	3.74		0.13		0.11		2.94		2,584	22
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12		0.11		0.11		2.77		2,758	17
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56		0.11		0.11		3.28		3,090	14

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.41%-3.50%, 0.60%-3.77%, 0.62%-2.99%, 0.62%-2.85%, 0.62%-3.11% and 0.63%-1.48% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively.
6	Six months ended 6-30-17. Unaudited.
7	Not annualized.
8	Annualized.
9	The inception date for Class I shares is 5-1-15.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Multimanager Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Multimanager Lifestyle Portfolios operate as "funds of funds" that invest in other series of the Trust and other John Hancock funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolios' prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objectives of the portfolios are as follows:

Multimanager Lifestyle Aggressive Portfolio

To seek long-term growth of capital. Current income is not a consideration.

Multimanager Lifestyle Growth Portfolio

To seek long-term growth of capital. Current income is also a consideration.

Multimanager Lifestyle Balanced Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Multimanager Lifestyle Moderate Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Multimanager Lifestyle Conservative Portfolio

To seek a high level of current income with some consideration given to growth of capital.

Effective February 1, 2017, the portfolios changed their names as follows:

Current Portfolio Name	Former Portfolio Name
Multimanager Lifestyle Aggressive Portfolio	Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio	Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio	Lifestyle Balanced Portfolio
Multimanager Lifestyle Moderate Portfolio	Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio	Lifestyle Conservative Portfolio

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit

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quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 29, 2017, the portfolios had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended June 30, 2017, the portfolios had no borrowings under either line of credit.

Commitment fees for the six months ended June 30, 2017 were as follows:

Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$5,768
Multimanager Lifestyle Growth Portfolio	15,196
Multimanager Lifestyle Balanced Portfolio	15,721
Multimanager Lifestyle Moderate Portfolio	5,849
Multimanager Lifestyle Conservative Portfolio	4,909

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2016, the portfolios have no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2017, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$3,246,411,789	$939,280,451	($15,530,198)	$923,750,253
Multimanager Lifestyle Growth Portfolio	10,592,665,250	2,325,410,622	(57,913,187)	2,267,497,435
Multimanager Lifestyle Balanced Portfolio	11,296,153,450	1,754,298,911	(77,262,083)	1,677,036,828
Multimanager Lifestyle Moderate Portfolio	3,618,441,349	357,552,185	(31,546,234)	326,005,951
Multimanager Lifestyle Conservative Portfolio	2,924,172,652	129,272,625	(30,943,812)	98,328,813

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive and Multimanager Lifestyle Growth Portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced, Multimanager Lifestyle Moderate and Multimanager Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

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Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, equivalent on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III, excluding John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets (on an annualized basis) attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2017, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses to the extent they exceed 0.56% and 0.00% of average net assets for Class R2 and Class R6 shares, respectively.

The Advisor has contractually agreed to reduce its management fee and/ or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2018, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average net assets and 0.49% of the portfolio's average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor upon notice to the Trust.

For the six months ended June 30, 2017, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of the total expenses in the Statements of operations:

Expense reimbursement by class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$166,060	$3,902	$51,799	$2,112	$2,221	$2,221	$1,704	$2,433	$2,230	$7,188	$1,157,436	—	$1,399,306

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Expense reimbursement by class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Growth Portfolio	$473,168	$13,643	$165,827	$5,799	$4,621	$4,144	$3,335	$3,566	$5,597	$12,755	$2,505,979	$68,993	$3,267,427
Multimanager Lifestyle Balanced Portfolio	459,814	11,935	165,459	5,277	3,562	3,081	4,261	4,419	3,763	11,932	2,158,846	33,353	2,865,702
Multimanager Lifestyle Moderate Portfolio	157,886	4,526	64,746	1,581	1,247	1,250	1,238	1,533	1,775	7,269	533,137	11,171	787,359
Multimanager Lifestyle Conservative Portfolio	109,370	2,886	40,675	1,758	1,032	538	711	769	986	2,477	287,101	—	448,303

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2017 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual effective rate
Multimanager Lifestyle Aggressive Portfolio	0.04%
Multimanager Lifestyle Growth Portfolio	0.04%
Multimanager Lifestyle Balanced Portfolio	0.05%
Multimanager Lifestyle Moderate Portfolio	0.05%
Multimanager Lifestyle Conservative Portfolio	0.05%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2017 amounted to an annual rate of 0.02% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for the six months ended June 30, 2017:

Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$3,624
Multimanager Lifestyle Growth Portfolio	7,155
Multimanager Lifestyle Balanced Portfolio	10,311
Multimanager Lifestyle Moderate Portfolio	4,041
Multimanager Lifestyle Conservative Portfolio	2,834

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2017:

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	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Net sales charges	$250,978	$1,026,833	$815,632	$327,345	$213,735
Retained for printing prospectus, advertising and sales literature	40,101	166,878	132,804	53,788	35,850
Sales commission to unrelated broker-dealers	198,314	835,855	659,060	268,617	171,995
Sales commission to affiliated sales personnel	12,563	24,100	23,768	4,940	5,890

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2017, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C
Multimanager Lifestyle Aggressive Portfolio	$404	$3,846	$13,008
Multimanager Lifestyle Growth Portfolio	2,637	31,980	43,079
Multimanager Lifestyle Balanced Portfolio	845	40,199	40,298
Multimanager Lifestyle Moderate Portfolio	10,189	14,782	16,847
Multimanager Lifestyle Conservative Portfolio	10,035	12,036	9,241

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2017 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$657,919	$259,861
	Class B	58,327	6,923
	Class C	772,726	91,649
	Class I	—	3,300
	Class R1	24,329	517
	Class R2	16,359	516
	Class R3	16,269	398
	Class R4	12,320	565
	Class R5	1,613	517
	Class R6	—	1,434
	Class 1	861,848	—
	Total	$2,421,710	$365,680
Multimanager Lifestyle Growth Portfolio	Class A	$2,417,543	$955,284
	Class B	273,224	32,429
	Class C	3,312,535	392,885
	Class I	—	12,016
	Class R1	67,684	1,439
	Class R2	41,178	1,296
	Class R3	42,686	1,041
	Class R4	24,200	1,119
	Class R5	5,023	1,732
	Class R6	—	3,259
	Class 1	2,498,403	—
	Total	$8,682,476	$1,402,500
Multimanager Lifestyle Balanced Portfolio	Class A	$2,675,891	$1,057,589

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Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class B	$279,341	$33,157
	Class C	3,861,730	458,116
	Class I	—	12,649
	Class R1	61,547	1,297
	Class R2	34,533	1,109
	Class R3	64,715	1,579
	Class R4	35,286	1,609
	Class R5	4,454	1,357
	Class R6	—	3,439
	Class 1	2,512,362	—
	Total	$9,529,859	$1,571,901
Multimanager Lifestyle Moderate Portfolio	Class A	$1,012,671	$400,259
	Class B	119,383	14,168
	Class C	1,705,557	202,367
	Class I	—	4,192
	Class R1	24,430	520
	Class R2	15,821	506
	Class R3	21,500	518
	Class R4	13,534	632
	Class R5	2,219	720
	Class R6	—	2,310
	Class 1	698,935	—
	Total	$3,614,050	$626,192
Multimanager Lifestyle Conservative Portfolio	Class A	$906,628	$358,333
	Class B	106,103	12,597
	Class C	1,486,132	176,331
	Class I	—	6,779
	Class R1	28,081	596
	Class R2	7,743	243
	Class R3	15,883	410
	Class R4	9,742	443
	Class R5	1,745	547
	Class R6	—	999
	Class 1	522,434	—
	Total	$3,084,491	$557,278

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation andexpenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended June 30, 2017 and for the year ended December 31, 2016 were as follows:

Multimanager Lifestyle Aggressive Portfolio

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,201,729	$50,409,738	5,662,486	$84,401,989
Distributions reinvested	30	439	2,099,667	30,907,208
Repurchased	(3,782,378)	(59,472,511)	(6,969,074)	(104,543,452)
Net increase (decrease)	(580,619)	($9,062,334)	793,079	$10,765,745
Class B shares
Sold	3,385	$52,947	23,206	$351,041
Distributions reinvested	—	—	55,295	816,164
Repurchased	(162,510)	(2,552,976)	(328,675)	(4,907,416)
Net decrease	(159,125)	($2,500,029)	(250,174)	($3,740,211)

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		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class C shares
Sold	436,596	$6,846,027	1,136,537	$16,665,444
Distributions reinvested	20	302	699,593	10,332,984
Repurchased	(1,818,851)	(28,715,218)	(2,479,373)	(37,306,586)
Net decrease	(1,382,235)	($21,868,889)	(643,243)	($10,308,158)
Class I shares
Sold	279,641	$4,341,848	151,201	$2,271,961
Distributions reinvested	—	—	21,307	312,789
Repurchased	(97,879)	(1,535,711)	(88,138)	(1,315,243)
Net increase	181,762	$2,806,137	84,370	$1,269,507
Class R1 shares
Sold	62,162	$965,935	159,821	$2,364,313
Distributions reinvested	—	—	26,298	387,896
Repurchased	(83,520)	(1,307,632)	(198,431)	(2,983,870)
Net decrease	(21,358)	($341,697)	(12,312)	($231,661)
Class R2 shares
Sold	57,811	$896,719	264,321	$3,920,042
Distributions reinvested	—	—	21,017	307,691
Repurchased	(91,210)	(1,398,509)	(162,145)	(2,438,206)
Net increase (decrease)	(33,399)	($501,790)	123,193	$1,789,527
Class R3 shares
Sold	47,039	$719,538	84,313	$1,243,994
Distributions reinvested	—	—	25,292	371,532
Repurchased	(109,978)	(1,711,955)	(191,875)	(2,806,013)
Net decrease	(62,939)	($992,417)	(82,270)	($1,190,487)
Class R4 shares
Sold	25,320	$397,995	434,736	$6,281,793
Distributions reinvested	—	—	35,796	524,767
Repurchased	(68,977)	(1,102,888)	(406,819)	(6,196,872)
Net increase (decrease)	(43,657)	($704,893)	63,713	$609,688
Class R5 shares
Sold	79,325	$1,272,382	75,936	$1,127,267
Distributions reinvested	—	—	35,009	513,929
Repurchased	(64,987)	(1,002,598)	(221,825)	(3,296,844)
Net increase (decrease)	14,338	$269,784	(110,880)	($1,655,648)
Class R6 shares
Sold	215,873	$3,391,644	469,407	$7,014,690
Distributions reinvested	—	—	95,932	1,406,360
Repurchased	(385,298)	(6,078,659)	(780,234)	(11,582,699)
Net decrease	(169,425)	($2,687,015)	(214,895)	($3,161,649)
Class 1 shares
Sold	903,000	$14,124,631	2,621,409	$37,891,033
Distributions reinvested	—	—	18,019,121	263,980,123
Repurchased	(16,988,201)	(266,700,092)	(31,640,557)	(477,344,678)
Net decrease	(16,085,201)	($252,575,461)	(11,000,027)	($175,473,522)
Total net decrease	(18,341,858)	($288,158,604)	(11,249,446)	($181,326,869)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       44

Multimanager Lifestyle Growth Portfolio

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,722,815	$136,438,286	17,396,883	$260,032,978
Distributions reinvested	—	—	7,459,406	110,175,462
Repurchased	(14,674,877)	(228,838,948)	(25,604,077)	(388,526,174)
Net decrease	(5,952,062)	($92,400,662)	(747,788)	($18,317,734)
Class B shares
Sold	13,464	$207,871	30,840	$465,132
Distributions reinvested	—	—	237,240	3,515,764
Repurchased	(735,311)	(11,510,999)	(1,492,857)	(22,420,633)
Net decrease	(721,847)	($11,303,128)	(1,224,777)	($18,439,737)
Class C shares
Sold	1,815,801	$28,261,523	4,342,281	$64,323,372
Distributions reinvested	—	—	2,825,421	41,816,295
Repurchased	(7,312,113)	(114,444,093)	(10,800,739)	(163,221,409)
Net decrease	(5,496,312)	($86,182,570)	(3,633,037)	($57,081,742)
Class I shares
Sold	1,126,668	$17,583,963	998,582	$15,257,590
Distributions reinvested	—	—	82,171	1,207,089
Repurchased	(358,405)	(5,588,437)	(373,196)	(5,629,316)
Net increase	768,263	$11,995,526	707,557	$10,835,363
Class R1 shares
Sold	131,354	$2,043,171	244,488	$3,672,546
Distributions reinvested	—	—	72,734	1,079,377
Repurchased	(192,103)	(3,017,960)	(454,117)	(6,806,332)
Net decrease	(60,749)	($974,789)	(136,895)	($2,054,409)
Class R2 shares
Sold	227,408	$3,527,756	474,381	$7,056,817
Distributions reinvested	—	—	70,057	1,028,442
Repurchased	(452,711)	(6,905,496)	(306,593)	(4,619,901)
Net increase (decrease)	(225,303)	($3,377,740)	237,845	$3,465,358
Class R3 shares
Sold	83,579	$1,300,617	209,483	$3,113,122
Distributions reinvested	—	—	62,215	917,673
Repurchased	(218,581)	(3,410,543)	(547,393)	(8,068,432)
Net decrease	(135,002)	($2,109,926)	(275,695)	($4,037,637)
Class R4 shares
Sold	50,031	$780,620	308,898	$4,456,612
Distributions reinvested	—	—	73,469	1,083,661
Repurchased	(370,343)	(5,850,969)	(601,852)	(9,232,430)
Net decrease	(320,312)	($5,070,349)	(219,485)	($3,692,157)
Class R5 shares
Sold	268,067	$4,300,018	199,083	$2,967,358
Distributions reinvested	—	—	108,116	1,596,873
Repurchased	(117,159)	(1,820,573)	(734,597)	(11,282,366)
Net increase (decrease)	150,908	$2,479,445	(427,398)	($6,718,135)
Class R6 shares
Sold	835,607	$13,088,963	986,527	$14,730,604
Distributions reinvested	—	—	231,669	3,405,541
Repurchased	(714,130)	(10,957,103)	(1,597,792)	(24,269,259)
Net increase (decrease)	121,477	$2,131,860	(379,596)	($6,133,114)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       45

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,135,467	$17,836,507	3,746,536	$54,360,119
Distributions reinvested	—	—	49,962,234	734,444,844
Repurchased	(48,434,522)	(755,018,670)	(86,438,879)	(1,310,087,831)
Net decrease	(47,299,055)	($737,182,163)	(32,730,109)	($521,282,868)
Class 5 shares
Sold	612,086	$9,561,973	883,983	$13,062,239
Distributions reinvested	—	—	1,310,783	19,242,292
Repurchased	(213,498)	(3,301,874)	(964,305)	(14,685,254)
Net increase	398,588	$6,260,099	1,230,461	$17,619,277
Total net decrease	(58,771,406)	($915,734,397)	(37,598,917)	($605,837,535)

Multimanager Lifestyle Balanced Portfolio

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,798,723	$146,869,865	22,113,123	$320,442,486
Distributions reinvested	440,842	6,701,015	7,751,881	111,330,445
Repurchased	(18,021,811)	(269,845,014)	(34,258,173)	(501,200,512)
Net decrease	(7,782,246)	($116,274,134)	(4,393,169)	($69,427,581)
Class B shares
Sold	6,647	$98,508	74,741	$1,095,731
Distributions reinvested	1,353	20,804	225,981	3,237,109
Repurchased	(702,902)	(10,504,381)	(1,600,295)	(23,292,977)
Net decrease	(694,902)	($10,385,069)	(1,299,573)	($18,960,137)
Class C shares
Sold	1,682,582	$25,145,893	4,712,217	$67,979,253
Distributions reinvested	19,544	300,781	3,054,592	43,785,415
Repurchased	(8,325,652)	(124,724,741)	(13,662,609)	(199,738,828)
Net decrease	(6,623,526)	($99,278,067)	(5,895,800)	($87,974,160)
Class I shares
Sold	1,441,976	$21,585,777	1,100,754	$16,043,006
Distributions reinvested	10,205	154,427	77,244	1,103,132
Repurchased	(475,889)	(7,106,061)	(414,266)	(6,030,228)
Net increase	976,292	$14,634,143	763,732	$11,115,910
Class R1 shares
Sold	199,318	$2,945,704	370,538	$5,291,898
Distributions reinvested	1,695	25,706	50,340	718,784
Repurchased	(222,165)	(3,302,619)	(487,467)	(7,093,786)
Net decrease	(21,152)	($331,209)	(66,589)	($1,083,104)
Class R2 shares
Sold	153,831	$2,288,131	376,903	$5,432,940
Distributions reinvested	1,631	24,674	38,904	555,426
Repurchased	(295,446)	(4,297,119)	(262,571)	(3,817,055)
Net increase (decrease)	(139,984)	($1,984,314)	153,236	$2,171,311
Class R3 shares
Sold	140,579	$2,087,131	355,851	$5,116,896
Distributions reinvested	2,897	43,855	90,171	1,290,503
Repurchased	(667,597)	(10,069,713)	(608,539)	(8,737,558)
Net decrease	(524,121)	($7,938,727)	(162,517)	($2,330,159)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       46

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	151,344	$2,270,844	440,530	$6,219,970
Distributions reinvested	5,581	84,548	94,910	1,361,167
Repurchased	(457,902)	(6,952,904)	(747,578)	(11,036,607)
Net decrease	(300,977)	($4,597,512)	(212,138)	($3,455,470)
Class R5 shares
Sold	349,563	$5,348,913	329,707	$4,723,107
Distributions reinvested	7,000	106,449	88,086	1,265,454
Repurchased	(143,127)	(2,131,857)	(1,241,823)	(17,665,520)
Net increase (decrease)	213,436	$3,323,505	(824,030)	($11,676,959)
Class R6 shares
Sold	1,043,448	$15,744,504	1,096,587	$15,790,475
Distributions reinvested	17,466	263,888	212,796	3,040,545
Repurchased	(1,139,687)	(17,045,739)	(2,841,335)	(41,092,510)
Net decrease	(78,773)	($1,037,347)	(1,531,952)	($22,261,490)
Class 1 shares
Sold	1,742,427	$26,087,134	3,411,339	$48,456,584
Distributions reinvested	3,731,737	56,335,050	47,512,873	678,665,844
Repurchased	(53,692,648)	(799,350,231)	(95,966,371)	(1,394,627,178)
Net decrease	(48,218,484)	($716,928,047)	(45,042,159)	($667,504,750)
Class 5 shares
Sold	215,477	$3,209,540	564,012	$8,128,731
Distributions reinvested	60,608	915,679	703,275	10,051,879
Repurchased	(426,734)	(6,386,187)	(629,360)	(9,103,471)
Net increase (decrease)	(150,649)	($2,260,968)	637,927	$9,077,139
Total net decrease	(63,345,086)	($943,057,746)	(57,873,032)	($862,309,450)

Multimanager Lifestyle Moderate Portfolio

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,805,931	$66,190,991	10,505,121	$141,098,845
Distributions reinvested	282,196	3,917,349	2,448,064	32,654,220
Repurchased	(7,359,808)	(100,992,364)	(13,583,265)	(183,053,388)
Net decrease	(2,271,681)	($30,884,024)	(630,080)	($9,300,323)
Class B shares
Sold	8,713	$118,466	40,566	$535,722
Distributions reinvested	3,732	51,829	74,617	992,924
Repurchased	(287,673)	(3,951,900)	(535,863)	(7,217,042)
Net decrease	(275,228)	($3,781,605)	(420,680)	($5,688,396)
Class C shares
Sold	770,975	$10,583,770	2,892,969	$38,619,042
Distributions reinvested	56,878	790,851	1,096,876	14,615,774
Repurchased	(4,132,892)	(56,817,762)	(7,212,236)	(97,319,754)
Net decrease	(3,305,039)	($45,443,141)	(3,222,391)	($44,084,938)
Class I shares
Sold	543,070	$7,393,379	311,022	$4,155,487
Distributions reinvested	4,829	66,822	17,672	234,724
Repurchased	(215,739)	(2,954,160)	(115,432)	(1,544,981)
Net increase	332,160	$4,506,041	213,262	$2,845,230

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       47

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	56,671	$772,639	181,921	$2,449,897
Distributions reinvested	1,666	23,077	20,174	268,405
Repurchased	(154,475)	(2,113,517)	(261,574)	(3,533,219)
Net decrease	(96,138)	($1,317,801)	(59,479)	($814,917)
Class R2 shares
Sold	138,374	$1,896,025	157,917	$2,096,988
Distributions reinvested	1,883	26,074	20,658	274,623
Repurchased	(184,208)	(2,486,265)	(100,396)	(1,355,350)
Net increase (decrease)	(43,951)	($564,166)	78,179	$1,016,261
Class R3 shares
Sold	36,402	$496,937	120,159	$1,607,926
Distributions reinvested	2,109	29,208	27,065	360,190
Repurchased	(200,631)	(2,741,676)	(214,418)	(2,846,375)
Net decrease	(162,120)	($2,215,531)	(67,194)	($878,259)
Class R4 shares
Sold	69,958	$957,177	230,583	$3,049,018
Distributions reinvested	3,748	51,795	33,735	448,870
Repurchased	(165,089)	(2,276,711)	(430,803)	(5,849,049)
Net decrease	(91,383)	($1,267,739)	(166,485)	($2,351,161)
Class R5 shares
Sold	105,779	$1,464,559	119,712	$1,600,338
Distributions reinvested	5,370	74,348	37,438	498,449
Repurchased	(66,650)	(909,834)	(289,125)	(3,909,808)
Net increase (decrease)	44,499	$629,073	(131,975)	($1,811,021)
Class R6 shares
Sold	321,797	$4,405,948	1,156,892	$15,291,215
Distributions reinvested	16,711	230,840	130,241	1,732,377
Repurchased	(541,988)	(7,464,773)	(1,354,326)	(18,186,868)
Net decrease	(203,480)	($2,827,985)	(67,193)	($1,163,276)
Class 1 shares
Sold	572,965	$7,840,377	3,709,842	$49,723,051
Distributions reinvested	1,565,124	21,650,054	11,492,433	152,956,670
Repurchased	(16,058,393)	(220,097,172)	(31,868,341)	(427,914,112)
Net decrease	(13,920,304)	($190,606,741)	(16,666,066)	($225,234,391)
Class 5 shares
Sold	181,459	$2,471,212	469,793	$6,232,805
Distributions reinvested	34,197	472,580	226,390	3,010,265
Repurchased	(195,313)	(2,678,867)	(410,561)	(5,498,285)
Net increase	20,343	$264,925	285,622	$3,744,785
Total net decrease	(19,972,322)	($273,508,694)	(20,854,480)	($283,720,406)

Multimanager Lifestyle Conservative Portfolio

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,400,338	$69,572,809	14,176,545	$180,940,396
Distributions reinvested	331,742	4,302,137	1,739,564	22,046,730
Repurchased	(7,218,017)	(92,987,223)	(14,123,164)	(180,168,889)
Net increase (decrease)	(1,485,937)	($19,112,277)	1,792,945	$22,818,237

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       48

		Six months ended 6-30-17		Year ended 12-31-16
	Shares	Amount	Shares	Amount
Class B shares
Sold	8,734	$112,087	86,522	$1,093,681
Distributions reinvested	5,358	69,592	50,215	636,002
Repurchased	(299,734)	(3,859,659)	(716,296)	(9,134,382)
Net decrease	(285,642)	($3,677,980)	(579,559)	($7,404,699)
Class C shares
Sold	802,097	$10,324,216	3,298,644	$41,857,180
Distributions reinvested	73,806	957,910	648,340	8,208,949
Repurchased	(3,540,859)	(45,631,528)	(7,438,164)	(94,841,371)
Net decrease	(2,664,956)	($34,349,402)	(3,491,180)	($44,775,242)
Class I shares
Sold	393,787	$5,040,899	700,902	$9,008,412
Distributions reinvested	9,101	117,796	30,153	380,689
Repurchased	(318,452)	(4,094,974)	(160,676)	(2,056,899)
Net increase	84,436	$1,063,721	570,379	$7,332,202
Class R1 shares
Sold	139,094	$1,788,055	422,229	$5,366,683
Distributions reinvested	2,502	32,445	18,129	229,306
Repurchased	(316,433)	(4,057,330)	(334,387)	(4,258,030)
Net increase (decrease)	(174,837)	($2,236,830)	105,971	$1,337,959
Class R2 shares
Sold	21,503	$276,593	192,763	$2,430,962
Distributions reinvested	1,251	16,194	12,929	164,005
Repurchased	(144,121)	(1,830,014)	(276,007)	(3,523,169)
Net decrease	(121,367)	($1,537,227)	(70,315)	($928,202)
Class R3 shares
Sold	39,035	$501,143	165,374	$2,123,056
Distributions reinvested	2,471	31,967	17,466	220,832
Repurchased	(150,795)	(1,934,953)	(357,112)	(4,527,158)
Net decrease	(109,289)	($1,401,843)	(174,272)	($2,183,270)
Class R4 shares
Sold	42,466	$546,182	282,338	$3,527,294
Distributions reinvested	3,132	40,489	20,653	261,745
Repurchased	(191,691)	(2,487,707)	(316,950)	(4,074,003)
Net decrease	(146,093)	($1,901,036)	(13,959)	($284,964)
Class R5 shares
Sold	162,993	$2,126,096	92,152	$1,173,470
Distributions reinvested	5,529	71,634	24,031	304,346
Repurchased	(74,931)	(958,516)	(216,737)	(2,750,528)
Net increase (decrease)	93,591	$1,239,214	(100,554)	($1,272,712)
Class R6 shares
Sold	145,469	$1,876,434	398,653	$5,070,203
Distributions reinvested	9,451	122,259	46,221	584,678
Repurchased	(243,800)	(3,119,540)	(400,971)	(5,113,423)
Net increase (decrease)	(88,880)	($1,120,847)	43,903	$541,458
Class 1 shares
Sold	929,734	$11,984,151	5,954,830	$76,126,688
Distributions reinvested	1,481,097	19,163,680	7,211,377	91,307,065
Repurchased	(15,475,897)	(199,070,935)	(23,082,056)	(293,231,091)
Net decrease	(13,065,066)	($167,923,104)	(9,915,849)	($125,797,338)
Total net decrease	(17,964,040)	($230,957,611)	(11,832,490)	($150,616,571)

Affiliates of the portfolios owned 100% of Class 1 shares in each of the portfolios and 100% of Class 5 shares of Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio and Multimanager Lifestyle Moderate Portfolio on June 30, 2017.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       49

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying portfolios for the six months ended June 30, 2017:

Portfolio	Purchases	Sales
Multimanager Lifestyle Aggressive Portfolio	$375,908,296	$665,593,260
Multimanager Lifestyle Growth Portfolio	1,343,895,669	2,231,642,264
Multimanager Lifestyle Balanced Portfolio	1,858,031,599	2,800,562,150
Multimanager Lifestyle Moderate Portfolio	761,303,817	1,034,927,062
Multimanager Lifestyle Conservative Portfolio	588,520,716	819,333,504

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio's investment may represent a significant portion of each underlying fund's net assets. At June 30, 2017, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Focused Strategies Fund	99.1%
	JHF II Health Sciences Fund	30.0%
	JHF Greater China Opportunities Fund	24.8%
	JHF Small Cap Core Fund	21.9%
	JHF II Technical Opportunities	18.7%
	JHF II Small Company Growth Fund	16.8%
	JHF II International Strategic Equity Allocation Fund	16.7%
	JHF II Value Fund	16.5%
	JHF II Small Cap Growth Fund	16.3%
	JHF Value Equity Fund	15.4%
	JHF II Mid Value Fund	15.0%
	JHF II U.S. Strategic Equity Allocation Fund	15.0%
	JHF Emerging Markets Equity Fund	14.7%
	JHF II International Growth Stock Fund	14.3%
	JHF II Emerging Markets Fund	14.2%
	JHF II Science & Technology Fund	13.9%
	JHF II International Small Company Fund	13.8%
	JHF II International Small Cap Fund	13.5%
	JHF II International Value Fund	13.3%
	JHF II Equity-Income Fund	12.8%
	JHF III International Value Equity Fund	12.5%
	JHF II Mid Cap Stock Fund	11.9%
	JHF II Natural Resources Fund	11.6%
	JHF II Small Company Value Fund	11.5%
	JHF II Small Cap Value Fund	9.4%
	JHF II Capital Appreciation Value	9.4%
	JHF II Real Estate Equity Fund	9.3%
	JHF II Fundamental Global Franchise Fund	9.3%
	JHF II Capital Appreciation Fund	8.8%
	JHF II Global Real Estate Fund	8.7%
	JHF II Global Equity Fund	8.4%
	JHF III Strategic Growth Fund	8.1%
	JHF Financial Industries Fund	7.7%
	JHF II Blue Chip Growth Fund	6.4%
	JHF II New Opportunities Fund	5.5%
Multimanager Lifestyle Growth Portfolio
	JHF Small Cap Core Fund	48.4%
	JHF II Health Sciences Fund	46.3%
	JHF II International Strategic Equity Allocation Fund	43.9%
	JHF II Technical Opportunities	43.3%
	JHF II U.S. Strategic Equity Allocation Fund	39.9%
	JHF II Value Fund	39.1%
	JHF II International Growth Stock Fund	38.5%
	JHF Value Equity Fund	38.3%
	JHF II Science & Technology Fund	36.5%
	JHF II Mid Value Fund	35.7%
	JHF III International Value Equity Fund	33.9%
	JHF II Small Company Growth Fund	32.6%
	JHF II International Small Company Fund	32.6%
	JHF II International Small Cap Fund	32.0%
	JHF II Equity-Income Fund	31.9%
	JHF II Small Cap Growth Fund	31.4%
	JHF Emerging Markets Equity Fund	30.8%
	JHF II International Value Fund	30.1%
	JHF II Emerging Markets Fund	29.9%
	JHF II Capital Appreciation Value	29.4%
	JHF II Fundamental Global Franchise Fund	29.2%
	JHF II Mid Cap Stock Fund	28.6%
	JHF II Real Estate Equity Fund	28.4%
	JHF II Natural Resources Fund	28.3%
	JHF II Global Real Estate Fund	26.8%
	JHF II Global Equity Fund	26.4%
	JHF II Emerging Markets Debt Fund	23.7%
	JHF II Small Company Value Fund	22.2%
	JHF II Capital Appreciation Fund	21.8%
	JHF Global Short Duration Credit Fund	20.6%
	JHF Financial Industries Fund	20.6%
	JHF III Strategic Growth Fund	20.2%
	JHF II Asia Pacific Total Return Bond Fund	19.8%
	JHF II Small Cap Value Fund	17.9%
	JHF II Global Income Fund	17.8%
	JHF II Spectrum Income Fund	17.7%
	JHF II Real Return Bond Fund	17.1%
	JHF II Short Duration Credit Opportunities Fund	16.0%
	JHF II Blue Chip Growth Fund	15.8%
	JHF II Absolute Return Currency Fund	15.0%
	JHF II U.S. High Yield Bond Fund	14.4%
	JHF II Floating Rate Income Fund	13.5%
	JHF II New Opportunities Fund	12.1%
	JHF II Total Return Fund	9.5%
	JHF II Global Bond Fund	8.9%
	JHF Fundamental Large Cap Core Fund	8.7%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       50

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Growth Portfolio (continued)
	JHF III Global Shareholder Yield Fund	7.0%
	JHF Seaport Fund	6.2%
	JHF II High Yield Fund	6.1%
	JHF High Yield Fund	6.0%
	JHF II Core Bond Fund	5.4%
Multimanager Lifestyle Balanced Portfolio
	JHF Global Short Duration Credit Fund	40.1%
	JHF II Spectrum Income Fund	39.3%
	JHF II Short Duration Credit Opportunities Fund	35.6%
	JHF II U.S. Strategic Equity Allocation Fund	35.2%
	JHF II Global Income Fund	34.9%
	JHF II Asia Pacific Total Return Bond Fund	33.7%
	JHF II Emerging Markets Debt Fund	33.1%
	JHF II Real Return Bond Fund	32.1%
	JHF II Science & Technology Fund	30.4%
	JHF II Global Bond Fund	30.1%
	JHF II Capital Appreciation Value	30.0%
	JHF II Fundamental Global Franchise Fund	29.8%
	JHF II Floating Rate Income Fund	29.3%
	JHF Small Cap Core Fund	29.2%
	JHF II International Strategic Equity Allocation Fund	29.1%
	JHF II Real Estate Equity Fund	28.9%
	JHF Value Equity Fund	28.3%
	JHF II U.S. High Yield Bond Fund	28.0%
	JHF II Value Fund	27.6%
	JHF II Global Real Estate Fund	27.2%
	JHF II Small Company Growth Fund	26.0%
	JHF II Technical Opportunities	25.5%
	JHF II Global Equity Fund	25.5%
	JHF II International Growth Stock Fund	25.3%
	JHF II Mid Value Fund	25.1%
	JHF II Small Cap Growth Fund	24.9%
	JHF II Total Return Fund	24.0%
	JHF II Equity-Income Fund	23.6%
	JHF II International Value Fund	22.7%
	JHF III International Value Equity Fund	22.6%
	JHF II International Small Company Fund	20.4%
	JHF II International Small Cap Fund	20.0%
	JHF II Mid Cap Stock Fund	19.9%
	JHF II Natural Resources Fund	19.7%
	JHF Emerging Markets Equity Fund	18.9%
	JHF II Emerging Markets Fund	18.4%
	JHF II Small Company Value Fund	17.7%
	JHF Financial Industries Fund	17.0%
	JHF II Absolute Return Currency Fund	16.6%
	JHF II Capital Appreciation Fund	16.0%
	JHF III Strategic Growth Fund	14.8%
	JHF II Small Cap Value Fund	14.5%
	JHF II Core Bond Fund	13.5%
	JHF II High Yield Fund	12.0%
	JHF II Blue Chip Growth Fund	11.7%
	JHF High Yield Fund	11.6%
	JHF II Strategic Income Opportunities Fund	8.9%
	JHF II New Opportunities Fund	7.3%
	JHF Bond Fund	7.0%
	JHF III Global Shareholder Yield Fund	6.9%
	JHF Fundamental Large Cap Core Fund	6.4%
	JHF Seaport Fund	5.8%
Multimanager Lifestyle Moderate Portfolio
	JHF II Asia Pacific Total Return Bond Fund	18.4%
	JHF II Global Bond Fund	17.9%
	JHF Enduring Assets Fund	17.8%
	JHF II Core Bond Fund	16.8%
	JHF Global Short Duration Credit Fund	15.8%
	JHF II Spectrum Income Fund	14.1%
	JHF II Real Return Bond Fund	14.1%
	JHF II Global Income Fund	13.7%
	JHF II Emerging Markets Debt Fund	13.6%
	JHF II Total Return Fund	13.2%
	JHF II Short Duration Credit Opportunities Fund	12.8%
	JHF II Floating Rate Income Fund	11.7%
	JHF II U.S. High Yield Bond Fund	11.0%
	JHF II Fundamental Global Franchise Fund	9.0%
	JHF II Real Estate Equity Fund	8.8%
	JHF II Capital Appreciation Value	8.8%
	JHF II Global Real Estate Fund	8.2%
	JHF II Global Equity Fund	8.2%
	JHF II U.S. Strategic Equity Allocation Fund	7.6%
	JHF II International Strategic Equity Allocation Fund	6.9%
	JHF II Mid Value Fund	6.7%
	JHF II Absolute Return Currency Fund	5.7%
	JHF II Small Company Growth Fund	5.6%
	JHF II Small Cap Growth Fund	5.4%
	JHF II Small Cap Value Fund	5.2%
	JHF II International Growth Stock Fund	5.0%
Multimanager Lifestyle Conservative Portfolio
	JHF Enduring Assets Fund	47.1%
	JHF II Short Term Government Income Fund	43.7%
	JHF II Global Bond Fund	19.7%
	JHF II Core Bond Fund	17.1%
	JHF II Real Return Bond Fund	16.1%
	JHF II Asia Pacific Total Return Bond Fund	14.9%
	JHF II Emerging Markets Debt Fund	14.5%
	JHF II Total Return Fund	13.5%
	JHF II Spectrum Income Fund	12.3%
	JHF II Short Duration Credit Opportunities Fund	11.2%
	JHF Global Short Duration Credit Fund	9.6%
	JHF II Floating Rate Income Fund	9.6%
	JHF II Global Income Fund	9.2%
	JHF II Real Estate Equity Fund	8.1%
	JHF II Global Real Estate Fund	7.6%
	JHF II U.S. High Yield Bond Fund	7.4%
	JHF II Absolute Return Currency Fund	6.4%

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       51

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,177,427	499,589	—	3,677,016	—	—	—	$37,358,478
Alpha Opportunities	3,643,070	—	(3,643,070)	—	—	—	$11,924,649	—
Blue Chip Growth	5,143,532	—	(690,341)	4,453,191	—	—	7,987,696	163,832,891
Capital Appreciation	10,507,967	—	(1,321,498)	9,186,469	—	—	2,585,811	158,466,594
Capital Appreciation Value	15,818,261	—	(998,484)	14,819,777	—	—	(55,332)	178,726,505
Disciplined Value	7,848,421	585,419	(209,654)	8,224,186	—	—	145,491	169,911,684
Emerging Markets	13,905,033	740,495	(436,531)	14,208,997	—	—	354,257	152,888,804
Emerging Markets Equity	14,446,576	291,357	(168,568)	14,569,365	—	—	(79,366)	153,561,107
Equity Income	10,950,988	123,614	(213,739)	10,860,863	$1,935,116	—	69,369	217,977,522
Financial Industries	3,700,657	69,321	(88,789)	3,681,189	—	—	71,336	73,366,095
Fundamental Global Franchise	4,332,397	—	(394,322)	3,938,075	—	—	(169,959)	53,360,910
Fundamental Large Cap Core, Class NAV	—	3,747,601	(164,898)	3,582,703	—	—	408,277	181,428,065
Fundamental Large Cap Core, Class R6	3,793,512	—	(3,793,512)	—	—	—	7,422,713	—
Global Equity	6,661,182	—	(726,967)	5,934,215	—	—	413,868	71,269,921
Global Focused Strategies	5,006,448	88,822	(371,738)	4,723,532	—	—	(84,707)	46,479,559
Global Real Estate	2,234,359	111,096	(156,408)	2,189,047	—	—	29,247	20,795,946
Global Shareholder Yield	3,990,697	147,792	(134,050)	4,004,439	840,596	—	46,285	44,689,540
Greater China Opportunities	652,277	—	—	652,277	—	—	—	14,089,191
Health Sciences	6,556,617	56,277	(2,324,770)	4,288,124	—	—	(3,990,696)	20,840,281
International Growth	1,072,656	2,947,274	(434,759)	3,585,171	—	—	649,640	88,517,882
International Growth Opportunities	6,162,387	—	(6,162,387)	—	—	—	16,869,333	—
International Growth Stock	10,411,130	—	(608,697)	9,802,433	—	—	(435,672)	133,019,019
International Small Cap	4,756,178	—	(658,086)	4,098,092	—	—	1,281,272	83,846,966
International Small Company	7,925,816	—	(850,123)	7,075,693	—	—	1,312,569	83,846,966
International Strategic Equity Allocation	27,316,496	5,065,418	(1,855,106)	30,526,808	—	—	512,135	345,868,733
International Value	12,842,750	—	(792,197)	12,050,553	—	—	1,066,262	200,641,702
International Value Equity	10,608,469	—	(651,019)	9,957,450	—	—	(332,158)	83,742,157
Mid Cap Stock	9,063,071	907,943	(1,230,370)	8,740,644	—	—	242,937	189,934,196
Mid Value	8,022,496	513,879	(221,343)	8,315,032	—	—	40,187	132,791,055
Natural Resources	5,664,905	89,482	(344,242)	5,410,145	—	—	(2,071,221)	58,429,566
New Opportunities	1,050,865	14,287	(13,939)	1,051,213	—	—	13,691	29,265,779
Real Estate Equity	1,965,974	100,249	(44,101)	2,022,122	—	—	(33,936)	20,746,967
Redwood	2,819,905	—	(2,819,905)	—	—	—	942,799	—
Science & Technology	8,663,771	—	(3,577,232)	5,086,539	—	—	7,274,837	65,921,548
Seaport	1,898,338	—	(111,318)	1,787,020	—	—	120,831	20,961,741
Small Cap Core	2,317,780	—	(87,808)	2,229,972	—	—	255,501	29,346,438
Small Cap Growth	4,082,536	—	(324,052)	3,758,484	—	—	(450,723)	34,465,295
Small Cap Value	1,855,377	140,046	(21,358)	1,974,065	—	—	3,932	41,277,699
Small Company Growth	1,838,334	—	(107,279)	1,731,055	—	—	40,302	34,465,295
Small Company Value	926,559	22,471	(3,694)	945,336	—	—	820	27,433,657
Strategic Growth	9,874,794	—	(954,151)	8,920,643	—	—	3,691,338	159,857,931
Technical Opportunities	10,241,328	24,919	(1,633,149)	8,633,098	—	—	(224,927)	111,194,308
U.S. Strategic Equity Allocation	25,327,927	1,072,431	(1,628,968)	24,771,390	—	—	651,833	281,402,995
Value	4,734,230	299,908	(68,690)	4,965,448	—	—	10,933	57,003,341
Value Equity	8,403,799	—	(315,813)	8,087,986	—	—	242,335	97,136,710
					$2,775,712	—	$58,753,789	$4,170,161,039

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       52

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	19,101,835	1,656,588	—	20,758,423	—	—	—	$210,905,582
Active Bond	26,224,547	751,925	(26,976,472)	—	$2,682,975	—	$8,741,442	—
Alpha Opportunities	8,333,714	—	(8,333,714)	—	—	—	27,933,666	—
Asia Pacific Total Return Bond	7,820,678	127,128	—	7,947,806	—	—	—	76,855,287
Blue Chip Growth	13,020,653	—	(1,926,886)	11,093,767	—	—	24,324,298	408,139,671
Bond	—	17,167,667	—	17,167,667	1,787,652	—	—	273,480,942
Capital Appreciation	26,602,036	—	(3,758,485)	22,843,551	—	—	10,575,179	394,051,250
Capital Appreciation Value	51,866,727	—	(5,476,124)	46,390,603	—	—	4,377,647	559,470,673
Core Bond	6,521,917	801,550	(73,201)	7,250,266	739,754	—	(35,916)	93,963,442
Disciplined Value	18,036,181	3,232,182	(804,884)	20,463,479	—	—	577,917	422,775,482
Emerging Markets	29,787,610	2,037,942	(1,967,328)	29,858,224	—	—	5,254,772	321,274,489
Emerging Markets Debt	16,623,278	990,493	(1,020,452)	16,593,319	4,264,816	—	(701,309)	159,627,730
Emerging Markets Equity	30,886,543	1,223,212	(1,490,446)	30,619,309	—	—	(1,039,876)	322,727,518
Equity Income	27,712,352	244,370	(873,368)	27,083,354	4,839,146	—	757,912	543,562,905
Financial Industries	9,937,148	252,319	(404,864)	9,784,603	—	—	363,268	195,007,141
Floating Rate Income	29,314,446	756,638	(100,465)	29,970,619	6,043,002	—	(61,284)	254,450,559
Fundamental Global Franchise	13,698,732	—	(1,325,129)	12,373,603	—	—	(109,375)	167,662,315
Fundamental Large Cap Core, Class NAV	—	8,766,081	(541,688)	8,224,393	—	—	1,251,282	416,483,252
Fundamental Large Cap Core, Class R6	8,863,786	—	(8,863,786)	—	—	—	17,363,407	—
Global Absolute Return Strategies	27,985,219	—	(3,524,510)	24,460,709	—	—	(3,536,322)	252,189,908
Global Bond	3,061,213	54,090	—	3,115,303	—	—	—	38,629,760
Global Equity	20,726,572	—	(2,050,381)	18,676,191	—	—	1,281,500	224,301,049
Global Income	7,095,672	169,681	(1,321,764)	5,943,589	1,616,292	—	(750,561)	56,166,912
Global Real Estate	6,999,752	253,432	(538,102)	6,715,082	—	—	108,414	63,793,284
Global Shareholder Yield	17,028,297	282,378	(2,339,092)	14,971,583	3,155,409	—	2,934,024	167,082,864
Global Short Duration Credit	7,329,214	185,805	(148,883)	7,366,136	1,712,451	—	(124,734)	67,400,144
Health Sciences	19,342,221	—	(12,733,030)	6,609,191	—	—	(19,301,868)	32,120,668
High Yield	4,360,509	103,030	(744,675)	3,718,864	835,011	—	1,077,665	30,308,739
High Yield (FKA Focused High Yield)	19,881,633	521,845	(3,402,447)	17,001,031	1,849,450	—	(1,183,079)	59,843,628
International Growth	2,012,317	8,479,461	(887,811)	9,603,967	—	—	1,276,500	237,121,950
International Growth Opportunities	12,686,404	—	(12,686,404)	—	—	—	37,808,694	—
International Growth Stock	28,222,809	313,234	(2,164,333)	26,371,710	—	—	(1,998,530)	357,864,105
International Small Cap	11,183,377	—	(1,493,384)	9,689,993	—	—	2,396,670	198,257,260
International Small Company	18,816,519	—	(2,085,949)	16,730,570	—	—	3,838,327	198,257,260
International Strategic Equity Allocation	71,533,964	14,356,666	(5,774,192)	80,116,438	—	—	854,563	907,719,243
International Value	30,225,280	—	(2,982,132)	27,243,148	—	—	3,396,691	453,598,413
International Value Equity	29,288,671	—	(2,367,947)	26,920,724	—	—	(1,592,117)	226,403,291
Mid Cap Stock	22,754,594	1,555,048	(3,278,924)	21,030,718	—	—	1,075,130	456,997,512
Mid Value	19,690,978	498,729	(449,476)	19,740,231	—	—	101,930	315,251,485
Natural Resources	13,952,264	—	(807,205)	13,145,059	—	—	(4,776,927)	141,966,640
New Opportunities	2,351,520	42,897	(59,561)	2,334,856	—	—	57,793	65,002,380
Real Estate Equity	6,123,240	173,018	(158,235)	6,138,023	—	—	(125,019)	62,976,117
Real Return Bond	16,706,696	492,611	—	17,199,307	1,666,185	—	—	189,364,372
Redwood	9,737,215	—	(9,737,215)	—	—	—	3,012,063	—
Science & Technology	20,701,832	—	(7,292,434)	13,409,398	—	—	14,232,321	173,785,800

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       53

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Seaport	3,603,016	—	(278,086)	3,324,930	—	—	$319,941	$39,001,428
Short Duration Credit Opportunities	19,715,657	810,666	(247,873)	20,278,450	$3,374,045	—	(118,990)	196,700,970
Small Cap Core	5,186,494	—	(259,723)	4,926,771	—	—	712,142	64,836,312
Small Cap Growth	8,004,156	—	(747,741)	7,256,415	—	—	(1,033,540)	66,541,326
Small Cap Value	3,633,835	170,090	(57,676)	3,746,249	—	—	(2,162)	78,334,062
Small Company Growth	3,583,847	—	(227,622)	3,356,225	—	—	134,730	66,822,447
Small Company Value	1,814,798	33,189	(25,929)	1,822,058	—	—	4,617	52,876,110
Spectrum Income	14,704,020	755,706	(181,812)	15,277,914	2,566,473	—	8,257	164,390,357
Strategic Growth	24,999,093	—	(2,757,325)	22,241,768	—	—	11,284,804	398,572,483
Strategic Income Opportunities	26,631,078	1,083,064	(188,758)	27,525,384	3,998,132	—	(32,733)	298,099,909
Technical Opportunities	24,306,643	7,904	(4,316,142)	19,998,405	—	—	(596,634)	257,579,461
Total Return	14,546,138	939,895	(97,499)	15,388,534	1,083,666	—	11,523	208,668,519
U.S. High Yield Bond	4,507,957	101,977	(722,195)	3,887,739	1,141,090	—	505,552	43,853,692
U.S. Strategic Equity Allocation	72,502,178	4,290,843	(10,758,047)	66,034,974	—	—	6,760,973	750,157,306
Value	11,582,045	499,476	(295,943)	11,785,578	—	—	93,747	135,298,431
Value Equity	21,275,012	—	(1,159,454)	20,115,558	—	—	922,501	241,587,847
					$43,355,549	—	$158,610,886	$12,860,161,682
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	21,125,812	2,046,989	(206,411)	22,966,390	—	—	$82,125	$233,338,520
Active Bond	58,038,398	11,412,895	(69,451,293)	—	$6,907,356	—	30,537,852	—
Alpha Opportunities	6,056,117	—	(6,056,117)	—	—	—	19,781,388	—
Asia Pacific Total Return Bond	13,692,009	—	(192,449)	13,499,560	—	—	(73,412)	130,540,740
Blue Chip Growth	9,860,364	—	(1,687,944)	8,172,420	—	—	22,211,977	300,663,336
Bond	—	44,197,637	(389,623)	43,808,014	4,590,921	—	29,578	697,861,668
Capital Appreciation	20,145,452	—	(3,323,490)	16,821,962	—	—	12,873,399	290,178,846
Capital Appreciation Value	55,049,119	—	(7,581,496)	47,467,623	—	—	2,979,185	572,459,532
Core Bond	18,343,892	962,126	(1,229,512)	18,076,506	1,853,327	—	(294,689)	234,271,517
Disciplined Value	13,349,135	2,749,959	(951,394)	15,147,700	—	—	617,056	312,951,477
Emerging Markets	18,116,306	2,016,614	(1,773,462)	18,359,458	—	—	6,129,435	197,547,764
Emerging Markets Debt	23,169,713	1,521,037	(1,534,610)	23,156,140	5,988,087	—	(969,964)	222,762,071
Emerging Markets Equity	18,804,061	1,571,418	(1,535,515)	18,839,964	—	—	417,936	198,573,224
Equity Income	20,986,483	181,993	(1,123,216)	20,045,260	3,603,712	—	1,741,425	402,308,372
Financial Industries	8,430,314	305,384	(637,818)	8,097,880	—	—	558,508	161,390,698
Floating Rate Income	65,024,867	1,541,549	(1,226,664)	65,339,752	13,230,841	—	(919,665)	554,734,492
Fundamental Global Franchise	14,509,833	—	(1,899,809)	12,610,024	—	—	(371,505)	170,865,828
Fundamental Large Cap Core, Class NAV	—	6,525,581	(500,327)	6,025,254	—	—	1,180,657	305,118,878
Fundamental Large Cap Core, Class R6	6,644,471	—	(6,644,471)	—	—	—	12,979,001	—
Global Absolute Return Strategies	30,774,305	—	(4,405,077)	26,369,228	—	—	(4,322,108)	271,866,736
Global Bond	13,256,947	84,256	(2,813,724)	10,527,479	—	—	937,898	130,540,741
Global Equity	19,797,226	—	(1,764,641)	18,032,585	—	—	1,370,003	216,571,351
Global Income	13,759,317	330,634	(2,428,312)	11,661,639	3,148,695	—	(1,404,120)	110,202,493
Global Real Estate	10,231,090	—	(3,425,212)	6,805,878	—	—	9,444,347	64,655,840
Global Shareholder Yield	15,857,168	278,060	(1,404,948)	14,730,280	3,107,125	—	2,405,553	164,389,929
Global Short Duration Credit	14,369,298	361,486	(408,396)	14,322,388	3,332,299	—	(409,670)	131,049,849
Health Sciences	15,426,195	—	(15,426,195)	—	—	—	(13,804,706)	—
High Yield	8,544,212	201,557	(1,481,938)	7,263,831	1,633,553	—	2,678,499	59,200,226
High Yield (FKA Focused High Yield)	38,806,240	1,019,343	(6,648,950)	33,176,633	3,612,392	—	(2,320,537)	116,781,746

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       54

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Growth	1,487,433	5,737,286	(904,557)	6,320,162	—	—	$1,413,819	$156,044,789
International Growth Opportunities	9,748,227	—	(9,748,227)	—	—	—	30,228,734	—
International Growth Stock	19,309,032	78,308	(2,070,390)	17,316,950	—	—	(675,125)	234,991,012
International Small Cap	7,228,102	—	(1,166,707)	6,061,395	—	—	2,519,376	124,016,144
International Small Company	12,139,946	—	(1,674,449)	10,465,497	—	—	3,624,671	124,016,144
International Strategic Equity Allocation	48,499,948	10,918,705	(6,218,510)	53,200,143	—	—	1,581,040	602,757,624
International Value	23,304,901	—	(2,721,072)	20,583,829	—	—	3,276,394	342,720,759
International Value Equity	19,992,632	—	(2,050,300)	17,942,332	—	—	(1,238,224)	150,895,012
Investment Quality Bond	16,956,705	—	(16,956,705)	—	—	—	(4,526,619)	—
Mid Cap Stock	16,530,590	900,052	(2,788,661)	14,641,981	—	—	1,334,974	318,170,252
Mid Value	14,046,312	175,042	(327,574)	13,893,780	—	—	89,835	221,883,670
Natural Resources	10,394,174	27,391	(1,235,498)	9,186,067	—	—	(5,331,616)	99,209,519
New Opportunities	1,452,277	31,989	(77,549)	1,406,717	—	—	249,516	39,162,993
Real Estate Equity	6,339,528	138,027	(231,025)	6,246,530	—	—	(113,464)	64,089,402
Real Return Bond	29,073,320	3,312,958	(75,712)	32,310,566	$2,855,939	—	(34,511)	355,739,330
Redwood	9,815,364	—	(9,815,364)	—	—	—	3,265,575	—
Science & Technology	18,269,171	—	(7,105,129)	11,164,042	—	—	13,531,364	144,685,979
Seaport	3,477,860	—	(363,125)	3,114,735	—	—	421,732	36,535,837
Short Duration Credit Opportunities	44,649,328	1,544,311	(1,010,393)	45,183,246	7,570,880	—	(615,771)	438,277,482
Small Cap Core	3,203,130	—	(227,219)	2,975,911	—	—	672,779	39,162,993
Small Cap Growth	6,533,132	—	(780,540)	5,752,592	—	—	(985,849)	52,751,272
Small Cap Value	2,969,010	143,466	(84,276)	3,028,200	—	—	(8,864)	63,319,670
Small Company Growth	2,942,893	—	(267,771)	2,675,122	—	—	98,972	53,261,670
Small Company Value	1,483,228	30,848	(57,875)	1,456,201	—	—	19,528	42,258,959
Spectrum Income	33,971,593	1,014,751	(1,043,325)	33,943,019	5,795,658	—	70,925	365,226,884
Strategic Growth	18,931,559	—	(2,554,966)	16,376,593	—	—	11,615,671	293,468,546
Strategic Income Opportunities	60,770,405	1,820,837	(1,887,990)	60,703,252	8,981,863	—	(466,688)	657,416,223
Technical Opportunities	14,726,752	—	(2,939,933)	11,786,819	—	—	(825,661)	151,814,231
Total Return	30,489,477	8,702,532	(173,362)	39,018,647	2,745,090	—	(15,452)	529,092,850
U.S. High Yield Bond	8,910,055	200,258	(1,542,885)	7,567,428	2,240,780	—	627,634	85,360,590
U.S. Strategic Equity Allocation	55,031,906	7,799,583	(4,585,730)	58,245,759	—	—	1,260,769	661,671,820
Value	8,289,726	351,056	(317,039)	8,323,743	—	—	86,310	95,556,574
Value Equity	16,110,576	36,118	(1,258,670)	14,888,024	—	—	933,889	178,805,171
					$81,198,518	—	$166,151,109	$12,973,189,275
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	7,323,190	560,695	(56,092)	7,827,793	—	—	$21,825	$79,530,379
Active Bond	31,797,261	410,925	(32,208,186)	—	$3,118,397	—	10,964,444	—
Alpha Opportunities	1,019,469	—	(1,019,469)	—	—	—	2,157,555	—
Asia Pacific Total Return Bond	7,779,304	24,195	(438,664)	7,364,835	—	—	(218,686)	71,217,957
Blue Chip Growth	1,513,756	—	(296,986)	1,216,770	—	—	4,998,056	44,764,972
Bond	—	19,743,491	(397,859)	19,345,632	2,038,490	—	21,115	308,175,925
Capital Appreciation	3,092,877	5,729	(587,141)	2,511,465	—	—	2,395,613	43,322,776
Capital Appreciation Value	15,779,257	—	(1,817,095)	13,962,162	—	—	998,077	168,383,676
Core Bond	11,718,702	11,329,896	(425,723)	22,622,875	2,314,979	—	(46,142)	293,192,458
Disciplined Value	2,483,262	—	(237,387)	2,245,875	—	—	290,244	46,399,778
Emerging Markets	2,767,540	574,590	(239,854)	3,102,276	—	—	60,604	33,380,493
Emerging Markets Debt	9,798,826	599,775	(866,558)	9,532,043	2,488,764	—	(550,308)	91,698,254
Emerging Markets Equity	2,949,133	515,621	(278,273)	3,186,481	—	—	91,526	33,585,507

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       55

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Enduring Assets	1,910,111	22,837	(294,969)	1,637,979	$252,110	—	$346,077	$19,147,977
Equity Income	3,233,495	27,666	(288,637)	2,972,524	547,791	—	1,445,936	59,658,554
Floating Rate Income	26,094,778	759,463	(756,835)	26,097,406	5,319,833	—	(606,172)	221,566,977
Fundamental Global Franchise	4,475,851	1,319	(653,749)	3,823,421	—	—	(122,127)	51,807,361
Fundamental Large Cap Core, Class NAV	—	2,546,879	(263,125)	2,283,754	—	—	687,992	115,649,281
Fundamental Large Cap Core, Class R6	2,612,741	—	(2,612,741)	—	—	—	5,080,202	—
Global Absolute Return Strategies	10,673,246	24,448	(1,672,097)	9,025,597	—	—	(1,523,193)	93,053,906
Global Bond	7,501,854	151,881	(1,378,450)	6,275,285	—	—	529,100	77,813,531
Global Equity	5,667,100	567,487	(450,810)	5,783,777	—	—	275,954	69,463,163
Global Income	5,539,173	131,482	(1,084,821)	4,585,834	1,252,490	—	(765,213)	43,336,127
Global Real Estate	2,223,869	47,747	(207,841)	2,063,775	—	—	63,825	19,605,867
Global Shareholder Yield	4,428,191	721,901	(501,059)	4,649,033	984,440	—	204,512	51,883,213
Global Short Duration Credit	5,789,517	144,564	(280,750)	5,653,331	1,332,777	—	(275,835)	51,727,976
High Yield	3,443,683	79,883	(667,080)	2,856,486	647,401	—	(41,847)	23,280,359
High Yield (FKA Focused High Yield)	15,632,383	406,009	(2,993,007)	13,045,385	1,439,036	—	(1,039,421)	45,919,756
International Growth	413,102	1,024,324	(186,041)	1,251,385	—	—	300,569	30,896,695
International Growth Opportunities	2,132,658	—	(2,132,658)	—	—	—	6,610,617	—
International Growth Stock	3,837,493	78,308	(491,249)	3,424,552	—	—	188,536	46,471,169
International Small Cap	1,304,960	—	(241,341)	1,063,619	—	—	508,422	21,761,642
International Small Company	2,169,367	—	(332,941)	1,836,426	—	—	708,519	21,761,642
International Strategic Equity Allocation	19,420,816	90	(6,872,871)	12,548,035	—	—	2,580,036	142,169,237
International Value	4,261,796	—	(563,621)	3,698,175	—	—	1,969,785	61,574,606
International Value Equity	3,973,216	—	(379,158)	3,594,058	—	—	(83,799)	30,226,025
Investment Quality Bond	11,433,289	32,911	(11,466,200)	—	—	—	1,452,208	—
Mid Cap Stock	3,143,113	132,109	(587,197)	2,688,025	—	—	853,114	58,410,784
Mid Value	3,715,966	165,184	(195,780)	3,685,370	—	—	46,887	58,855,351
Natural Resources	1,905,086	36,234	(270,515)	1,670,805	—	—	(1,529,064)	18,044,691
Real Estate Equity	1,956,744	25,835	(69,203)	1,913,376	—	—	(15,210)	19,631,243
Real Return Bond	13,503,920	1,200,832	(472,997)	14,231,755	1,294,905	—	(235,933)	156,691,619
Redwood	2,926,109	—	(2,926,109)	—	—	—	1,024,801	—
Seaport	1,009,472	140	(98,871)	910,741	—	—	123,084	10,682,988
Short Duration Credit Opportunities	16,244,824	561,620	(586,616)	16,219,828	2,744,533	—	(359,024)	157,332,336
Small Cap Growth	1,435,658	—	(184,707)	1,250,951	—	—	(82,726)	11,471,217
Small Cap Value	1,091,263	22,645	(28,187)	1,085,721	—	—	2,419	22,702,416
Small Company Growth	647,753	—	(68,065)	579,688	—	—	71,647	11,541,584
Spectrum Income	12,435,942	354,259	(605,047)	12,185,154	2,104,349	—	196,468	131,112,258
Strategic Growth	2,908,110	—	(473,002)	2,435,108	—	—	2,243,735	43,637,132
Strategic Income Opportunities	22,215,053	655,159	(1,079,212)	21,791,000	3,264,948	—	(216,721)	235,996,526
Total Return	21,897,300	387,265	(747,776)	21,536,789	1,535,871	—	(154,161)	292,038,859
U.S. High Yield Bond	3,573,005	79,199	(676,371)	2,975,833	886,173	—	(268,151)	33,567,397
U.S. Strategic Equity Allocation	7,577,457	5,745,085	(665,054)	12,657,488	—	—	157,449	143,789,063
Value Equity	2,480,009	—	(272,383)	2,207,626	—	—	212,528	26,513,594
					$33,567,287	—	$41,749,748	$3,944,446,297
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	8,447,981	561,244	(156,623)	8,852,602	—	—	$65,401	$89,942,439

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       56

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Active Bond	33,558,706	325,787	(33,884,493)	—	$3,258,136	—	$10,165,914	—
Alpha Opportunities	514,172	—	(514,172)	—	—	—	569,279	—
Asia Pacific Total Return Bond	6,502,483	3,870	(543,116)	5,963,237	—	—	(294,865)	$57,664,502
Blue Chip Growth	295,767	—	(66,268)	229,499	—	—	1,152,146	8,443,274
Bond	—	20,671,743	(588,432)	20,083,311	2,120,474	—	17,762	319,927,151
Capital Appreciation	603,747	—	(129,811)	473,936	—	—	(256,650)	8,175,391
Capital Appreciation Value	7,260,209	1,038,246	(1,159,336)	7,139,119	—	—	522,430	86,097,776
Core Bond	12,679,496	11,313,762	(1,061,984)	22,931,274	2,365,726	—	(187,227)	297,189,310
Disciplined Value	484,703	4,977	(64,966)	424,714	—	—	75,972	8,774,586
Emerging Markets	939,725	292,715	(69,341)	1,163,099	—	—	48,302	12,514,943
Emerging Markets Debt	11,050,984	369,727	(1,249,714)	10,170,997	2,699,495	—	(814,701)	97,844,990
Emerging Markets Equity	926,533	277,208	(6,848)	1,196,893	—	—	3,591	12,615,257
Enduring Assets	5,264,747	57,376	(988,936)	4,333,187	671,987	—	1,195,926	50,654,955
Equity Income	631,114	5,629	(74,025)	562,718	104,362	—	615,610	11,293,751
Floating Rate Income	21,979,653	603,631	(1,134,706)	21,448,578	4,413,792	—	(863,705)	182,098,427
Fundamental Global Franchise	2,340,894	—	(396,002)	1,944,892	—	—	(85,890)	26,353,286
Fundamental Large Cap Core, Class NAV	—	706,754	(88,432)	618,322	—	—	232,646	31,311,820
Fundamental Large Cap Core, Class R6	729,210	—	(729,210)	—	—	—	1,419,674	—
Global Absolute Return Strategies	12,311,131	2,457	(2,123,293)	10,190,295	—	—	(1,823,544)	105,061,937
Global Bond	8,299,613	106	(1,405,678)	6,894,041	—	—	381,598	85,486,107
Global Equity	2,668,541	462,210	(337,255)	2,793,496	—	—	130,789	33,549,888
Global Income	3,464,460	86,429	(492,729)	3,058,160	822,855	—	(276,096)	28,899,610
Global Real Estate	1,564,260	520,904	(189,571)	1,895,593	—	—	22,350	18,008,129
Global Shareholder Yield	2,130,495	277,808	(271,089)	2,137,214	453,798	—	133,192	23,851,306
Global Short Duration Credit	3,613,659	91,968	(259,688)	3,445,939	818,646	—	(241,193)	31,530,343
High Yield	2,123,675	53,017	(271,175)	1,905,517	429,677	—	77,822	15,529,961
High Yield (FKA Focused High Yield)	9,810,350	267,162	(1,375,242)	8,702,270	946,335	—	58,186	30,631,990
International Growth	127,342	8,157	(20,904)	114,595	—	—	49,102	2,829,356
International Growth Stock	1,663,506	—	(457,086)	1,206,420	—	—	1,118,493	16,371,114
International Strategic Equity Allocation	7,616,284	90	(1,229,671)	6,386,703	—	—	858,446	72,361,338
International Value	2,556,840	—	(615,138)	1,941,702	—	—	2,494,641	32,329,334
International Value Equity	984,201	3,818	(147,824)	840,195	—	—	76,830	7,066,036
Investment Quality Bond	12,096,492	—	(12,096,492)	—	—	—	2,257,693	—
Mid Cap Stock	1,033,630	61,516	(251,510)	843,636	—	—	425,474	18,332,208
Mid Value	1,175,404	82,696	(97,639)	1,160,461	—	—	(17,945)	18,532,556
Natural Resources	1,012,945	25,709	(134,282)	904,372	—	—	(749,285)	9,767,221
Real Estate Equity	1,730,685	175,752	(146,481)	1,759,956	—	—	(154,105)	18,057,146
Real Return Bond	16,089,530	962,156	(859,980)	16,191,706	1,507,129	—	(1,127,347)	178,270,688
Redwood	1,608,441	—	(1,608,441)	—	—	—	629,043	—
Seaport	481,544	—	(68,512)	413,032	—	—	80,276	4,844,863
Short Duration Credit Opportunities	14,766,808	280,396	(887,643)	14,159,561	2,426,413	—	(376,398)	137,347,739
Short Term Government Income	13,355,902	79,017	(623,612)	12,811,307	514,533	—	(361,852)	121,323,077
Small Cap Growth	858,052	—	(122,592)	735,460	—	—	83,226	6,744,168
Small Cap Value	328,261	18,397	(25,728)	320,930	—	—	4,482	6,710,656
Spectrum Income	11,292,892	193,762	(849,579)	10,637,075	1,859,588	—	297,301	114,454,931
Strategic Growth	576,592	—	(117,066)	459,526	—	—	138,470	8,234,713

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       57

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Strategic Income Opportunities	20,159,969	303,077	(1,439,954)	19,023,092	$2,883,655	—	($46,469)	$206,020,090
Total Return	23,176,671	130,067	(1,316,807)	21,989,931	1,573,427	—	(313,102)	298,183,461
U.S. High Yield Bond	2,233,160	52,901	(301,220)	1,984,841	591,907	—	79,497	22,389,002
U.S. Strategic Equity Allocation	4,058,837	234,485	(432,449)	3,860,873	—	—	258,938	43,859,517
Value Equity	484,048	3,154	(69,207)	417,995	—	—	52,196	5,020,119
					$30,461,935	—	$17,802,324	$3,022,500,462

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       58

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

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(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that each Fund had generally underperformed the historical performance of comparable funds and the Funds' benchmark. The Board concluded that each Fund's performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole and respect to each Fund;

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(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.
(b)	the Board also considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the

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Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund's investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust's Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor's relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund's Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and benchmark and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund's respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	Subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

PORTFOLIO (SUBADVISER)	Performance as of 12.31.2016	Fees and Expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one, three- and five-year periods.

Broadridge Category - The Fund was equal to the average for the one-year period, underperformed the average for the three-year period and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three-year period.

The Board noted the Fund's favorable performance relative to the peer group average for the one- and five-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Balanced Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category - The Fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group average for the one-, three- and five-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Conservative Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category - The Fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are equal to the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Fund's net total expenses are lower than the peer group median.

Multimanager Lifestyle Growth Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category - The Fund underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one- and three-year periods.

The Board noted the Fund's favorable performance relative to the peer group average for the five-year period.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Moderate Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category - The Fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index and to the peer group average.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

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Classic Value

Disciplined Value

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Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

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New Opportunities

Small Cap Value

Small Company

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U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

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Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

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INCOME FUNDS

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High Yield Municipal Bond

Income

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ALTERNATIVE AND SPECIALTY FUNDS

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Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF384595	LSSA 6/17 8/17

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 18, 2017